As filed with the Securities and Exchange Commission on December 9, 2004

                       Registration Statement Nos. 2-82592
                                    811-3696

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549
                              - - - - - - - - - -
                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /
     Pre-Effective Amendment No.                                           / /
                                  -----

     Post-Effective Amendment No.  50                                      /X/

                                 -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                                Amendment No. 52

                                      -----
                        (Check appropriate box or boxes.)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                            RESERVE TAX-EXEMPT TRUST
-------------------------------------------------------------------------------

1250 Broadway, New York, NY                                   10001-3701
-------------------------------------------------------------------------------
(Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code  (212) 401-5500
                                                  -----------------------------

-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

            Amy W. Bizar, Esq.
            Reserve Funds
            1250 Broadway
            New York, NY 10001-3701

  Approximate Date of Proposed Public Offering Immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b)

/ / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of rule 485.

if appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

CONNECTICUT TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND
OF THE RESERVE TAX-EXEMPT TRUST

PROSPECTUS
DECEMBER 9, 2004


                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ----------

TABLE OF CONTENTS

     ABOUT THE FUNDS
     Investment Objectives                                                     2
     Principal Investment Strategies                                           2
     Principal Risks                                                           3
     Performance                                                               5
     Fees & Expenses                                                           7
     Fund Management                                                           8

     YOUR ACCOUNT
     How to Buy Shares                                                         9
     How to Sell Shares                                                       10
     Frequent Purchases and Redemptions                                       11

     ACCOUNT SERVICES                                                         12

     DIVIDENDS & TAXES                                                        13

     FINANCIAL HIGHLIGHTS                                                     14


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to the Reserve Funds.

Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


IT PAYS TO KEEP MONEY IN RESERVE(R)

ABOUT THE FUNDS

                              INVESTMENT OBJECTIVES


The investment objective of the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Ohio Tax-Exempt Fund, and Virginia Tax-Exempt Fund, (referred to as a "Fund" or the "Funds"), is to seek as high a level of short-term interest income exempt from Federal income taxes, including the Federal alternative minimum tax, and from state and local income and/or property taxes, if any, as is consistent with preservation of capital and liquidity.


                         PRINCIPAL INVESTMENT STRATEGIES


The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in SHORT-TERM SECURITIES and seeks to maintain a stable $1.00 share price. Each Fund has maintained a constant share price since inception, and will strive to continue to do so.


            - SHORT-TERM SECURITIES - securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of MONEY-MARKET SECURITIES that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity restrictions or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

            - MONEY MARKET SECURITIES - short-term securities that conform to the credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.


Each Fund seeks to attain its objective by investing at least 80% of the value of its net assets in MUNICIPAL OBLIGATIONS that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (and does not subject investors to the Federal alternative minimum tax), and from state and, if applicable, local income, intangible and personal property taxes, for the specified State.


            - MUNICIPAL OBLIGATIONS - Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.


A Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, generally exempt only from Federal income taxes. Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as "PRIVATE ACTIVITY BONDS," may be classified as "tax preference items," which could subject certain shareholders to the Federal alternative minimum tax. The Funds will seek to avoid investing in private activity bonds when other high quality municipal securities are available to a sufficient extent.


            - PRIVATE ACTIVITY BONDS - Private activity bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer.

TYPES OF MUNICIPAL OBLIGATIONS. Municipal obligations include GENERAL OBLIGATION BONDS, REVENUE BONDS, private activity bonds and MORAL OBLIGATION BONDS. Municipal obligations may bear fixed, variable or floating rates of interest.


            - GENERAL OBLIGATION BONDS - Obligations backed by the taxing power of the issuer.

            - REVENUE BONDS - Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

            - MORAL OBLIGATION BONDS - Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.


Revenue bonds, private activity bonds and moral obligation bonds must all meet the same credit quality standards as general obligation bonds, as described below.

Each fund may also invest in U.S. GOVERNMENT SECURITIES backed by the FULL FAITH AND CREDIT of the U.S. government.

            - U.S. GOVERNMENT SECURITIES - securities issued by the government of the United States, its agencies and instrumentalities.

            - FULL FAITH AND CREDIT - The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

REPURCHASE AGREEMENTS. Each of the Funds may invest in REPURCHASE AGREEMENTS but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

            - REPURCHASE AGREEMENTS - Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

CREDIT QUALITY. The Funds may purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Obligations which are not rated may also be purchased, provided that the Adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.


MATURITY. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, the Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.


                                 PRINCIPAL RISKS


An investment in a Fund is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (the FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.


The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

     - INTEREST RATE RISK. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

     - CREDIT QUALITY RISK. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

     - RETURNS. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.


     - BANKING INDUSTRY RISKS. Investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.


     - TAXABILITY RISK. The Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for Federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Funds are also subject to the risks associated with the types of securities held:

     - REPURCHASE AGREEMENTS. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

     - MUNICIPAL SECURITIES. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance may be more dependent upon a smaller number of securities and issuers than a diversified portfolio would be. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified fund.


STATE-SPECIFIC RISKS. Each Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. There are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

     CONNECTICUT TAX-EXEMPT FUND: The credit quality of Connecticut's debt is dependent on property taxes, personal income tax and corporate income tax. In light of increasing interstate and global competition, the high cost of doing business in the state also has an impact on the state government.

     MASSACHUSETTS TAX-EXEMPT FUND: High technology research and development, finance and trade are all prominent in the commonwealth's economy. The service sector, in which tourism is primary, employs over one third of Massachusetts workers. The state's finances are dependent on continued growth in these businesses.

     OHIO TAX-EXEMPT FUND: Ohio's economy is closely tied to the nations cyclical manufacturing sector. The state's finances are directly tied to production and demand for steel, rubber, plastics and fabricated metals.

     VIRGINIA TAX-EXEMPT FUND: Virginia has an economy that is highly diversified. Agriculture, once its mainstay, now follows other sectors in employment and income generation. Tourism, technology, and Federal government jobs continue to keep unemployment low.


DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in the Statement of Additional Information.


SUITABILITY. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. Each Fund is intended to provide professional management for your cash and a convenient way to gain tax-exempt interest income as a part of a diversified portfolio. A state tax-exempt fund is generally not suitable for the residents of another state.


                                   PERFORMANCE


The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show annual total returns on each Fund's shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. Past performance is not necessarily an indication of how a Fund will perform in the future.


[CHART]

                  Total Return for Connecticut Tax-Exempt Fund

1994                    2.06%
1995                    2.85%
1996                    2.45%
1997                    2.66%
1998                    2.50%
1999                    2.15%
2000                    2.96%
2001                    1.68%
2002                    0.41%
2003                    0.10%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000 and the lowest quarterly return was 0.01% for the quarter ended December 31, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.


[CHART]

                 Total Return for Massachusetts Tax-Exempt Fund

1994                    2.17%
1995                    2.96%
1996                    2.57%
1997                    2.87%
1998                    2.53%
1999                    2.20%
2000                    3.08%
2001                    1.77%
2002                    0.48%
2003                    0.10%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000 and the lowest quarterly return was 0.01% for the quarter ended December 31, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.

[CHART]

                      Total Return for Ohio Tax-Exempt Fund

1999                    2.37%
2000                    3.14%
2001                    1.64%
2002                    0.39%
2003                    0.11%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000 and the lowest quarterly return was 0.01% for the quarter ended September 30, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.08%.


[CHART]

                    Total Return for Virginia Tax-Exempt Fund

2001                    1.43%
2002                    0.33%
2003                    0.09%

                        CALENDAR YEARS ENDED DECEMBER 31

During the periods shown above, the highest quarterly return was 0.50% for the quarter ended March 31, 2001 and the lowest quarterly return was 0.01% for the quarter ended September 30, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


                                                                  TEN YEARS OR
                                    ONE YEAR     FIVE YEARS     SINCE INCEPTION
                                    --------     ----------     ---------------
   Connecticut Tax-Exempt Fund        0.10%         1.46%            1.98%
   Massachusetts Tax-Exempt Fund      0.10%         1.52%            2.07%
   Ohio Tax-Exempt Fund               0.11%         1.53%            1.69%*
   Virginia Tax-Exempt Fund           0.09%           --             1.31%**



   *    Fund inception date is April 1, 1998.
   **   Fund inception date is March 3, 2000.

          FOR THE FUNDS' CURRENT YIELDS, CALL TOLL-FREE (800) 637-1700
                 OR VISIT OUR WEB SITE AT www.reservefunds.com.

                                 FEES & EXPENSES

You may pay the fees and expenses, described in the table below, if you buy and hold shares of a Fund, as indicated. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

OHIO AND MASSACHUSETTS TAX-EXEMPT FUNDS:



              SHAREHOLDER FEES*
              (Fees paid directly from your investment)
                 Shareholder Transaction Fees                           None
                 Redemption Fees                                        None

              ANNUAL FUND OPERATING EXPENSES
              (Expenses that are deducted from Fund assets)
                 Management Fee**                                       0.80%
                 Distribution and Service (12b-1) Fee                   0.20%
                 Other Expenses+                                        0.01%
                                                                        ----
                 Total Annual Fund Operating Expenses                   1.01%
                                                                        ====



CONNECTICUT AND VIRGINIA TAX-EXEMPT FUNDS:



              SHAREHOLDER FEES*
              (Fees paid directly from your investment)
                 Shareholder Transaction Fees                           None
                 Redemption Fees                                        None

              ANNUAL FUND OPERATING EXPENSES
              (Expenses that are deducted from Fund assets)
                 Management Fee**                                       0.80%
                 Distribution and Service (12b-1) Fee                   0.20%
                 Other Expenses+                                        0.00%
                                                                        ----
                 Total Annual Fund Operating Expenses                   1.00%
                                                                        ====


----------

* The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

** Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses and the fees and expenses of the independent Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2004, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's average daily net assets: 0.14% for the Connecticut Tax-Exempt Fund, 0.13% for the Massachusetts Tax-Exempt Fund, 0.09% for the Ohio Tax-Exempt Fund, and 0.10% for the Virginia Tax-Exempt Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.66% for the Connecticut Tax-Exempt Fund, 0.67% for the Massachusetts Tax-Exempt Fund, 0.71% for the Ohio Tax-Exempt Fund, and 0.70% for the Virginia Tax-Exempt Fund.

+ Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.

++ After the reimbursement, the Total Annual Fund Operating Expenses were the following percentages of the respective Fund's average daily net assets:
     0.86% for the Connecticut Tax-Exempt Fund, 0.88% for the Massachusetts Tax-Exempt Fund, 0.92% for the Ohio Tax-Exempt Fund, and 0.90% for the Virginia Tax-Exempt Fund.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


OHIO AND MASSACHUSETTS TAX-EXEMPT FUNDS:



                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                      --------   -----------   ----------   ---------
                       $  106      $   331      $   574      $ 1,270



CONNECTICUT AND VIRGINIA TAX-EXEMPT FUNDS:



                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                      --------   -----------   ----------   ---------
                       $  105      $   328      $   568      $ 1,258


                                 FUND MANAGEMENT


THE INVESTMENT ADVISER. The investment adviser for each of the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of October 31, 2004, RMCI had approximately $28.6 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the respective Trust, under the terms of an Investment Management Agreement with each Trust, on behalf of each of the Funds. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund, including transfer agent services. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% based on average daily net assets of outstanding Fund's shares.

THE DISTRIBUTOR. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. Each Trust, on behalf of its respective Funds, has adopted a Distribution Plan under Rule 12b-1, which allows the Funds to pay distribution and service fees for the sale of its shares and for services provided to shareholders. The amount payable under each distribution plan is 0.20% per year of the average net assets of the respective share class. Since this fee is paid out of the assets of the respective share classes on an on-going basis, over time these fees will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

                                HOW TO BUY SHARES


ACCOUNT OWNERSHIP. You will need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

HOW FUND SHARES ARE PRICED. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value per share
(NAV). The NAV is calculated by taking the total value of the assets of the Fund, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses. The Funds intend to distribute substantially all income daily to maintain a constant share price of $1.00 for each class of Fund shares.

Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests. The cut-off time is 11:00 a.m. Eastern time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by the Funds or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds' distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating a Fund's NAV.

MINIMUM INVESTMENTS. The minimum initial investment for each Fund is $1,000 and there is no minimum subsequent investment. The investment minimum may be reduced or waived in certain circumstances and may be changed by a Fund at any time. Purchases through financial intermediaries may be subject to different minimum investment requirements.


PAYMENT FOR SHARES. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:


     - By check - You may purchase shares with a check drawn on a U.S. bank, payable to the Reserve Fund or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to the Reserve Funds, 1250 Broadway, 32nd Floor, New York, NY 10001.


     - By Federal wire - Call the Reserve Funds at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

     - Through Third Parties - Investments may by made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with the Fund. You should consult a representative of the financial intermediary for information about purchasing shares.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

INVESTMENTS THROUGH THIRD PARTIES. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.


INVESTMENTS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange Class R shares of other Reserve funds for shares of a Fund. Shares of other Reserve funds that have a single share class may also be exchanged for Fund shares. Any new account established through an exchange will have the same privileges as the original account (provided they are available). There is currently no fee for exchanges among funds in the Reserve family of funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN.(SM) You may make automatic purchases of shares of a Fund, by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a Federal salary, certain veterans' benefits, or other regular payments from the Federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve Fund at 800-637-1700 or visit the "Form Library" in the "Literature Center" on our website, www.reservefunds.com, for an application.


RIGHT TO REFUSE PURCHASES AND EXCHANGES. The Funds reserve the right to refuse any purchase or exchange request for any reason.

                               HOW TO SELL SHARES


You may redeem your shares on each day that the Funds' NAV is calculated. Generally, the NAV is not calculated and redemption orders are not accepted on days that the New York Stock Exchange (the NYSE) is closed, except for Good Friday. In addition, the NAV is not calculated and redemption orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the NAV calculated on the next business day.

Redemption proceeds can be paid by check or by wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven (7) days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on redemption checks for less than $100 and a wire redemption may be charged a service fee of $10 on amounts less than $10,000. Service fees may be reduced or waived under certain conditions.


      THE FUNDS ASSUME NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED
                                OR MAILED FUNDS.

TELEPHONE REQUESTS. If you completed the "Redemptions and Exchanges by Telephone" information on your account application, you may redeem your shares by calling the Funds at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's account application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a signature guarantee. The Funds reserve the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

WRITTEN REQUESTS. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below.

SIGNATURE GUARANTEES. The following types of redemptions require written instructions and a signature guarantee:

     - the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

     -  the account address has been changed within the past 30 days; or

     - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a signature guarantee for one of the account's registered owners.

REDEMPTIONS THROUGH THIRD PARTIES. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here.


REDEMPTIONS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange some or all of their Fund shares for Class R shares or the single share class of other Reserve funds. Investors can request an exchange in writing or, if you have provided the proper information, by telephone. Be sure to carefully read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.


REDEMPTIONS IN KIND. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.


MINIMUM BALANCE REQUIREMENT. Because of the expenses of maintaining shareholder accounts, if your account has an average monthly account balance of less than $1,000, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.


                       FREQUENT PURCHASES AND REDEMPTIONS


Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchase, sale or exchange transactions may harm a Fund by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to the Fund. The Funds may also limit or terminate the right to make purchases or the exchange privilege of any shareholder making excessive or short-term purchases, sales or exchanges. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so.

ACCOUNT SERVICES

                              SHAREHOLDER SERVICES

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our website at www.reservefunds.com. Applications for some of these services are also available on our website in the "Form Library" of the "Literature Center."

The following are some of the shareholder services that are available to investors who hold their shares directly through Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

RESERVE EASY ACCESS.(SM) Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

RESERVE ONLINE ACCESS.(SM) You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.reservefunds.com. You must call Reserve at 800-637-1700 to activate On-Line Access.


SHAREHOLDER COMMUNICATIONS. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds within 60 days. Failure to do so could result in the shareholder suffering a loss. The Funds may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

SPECIAL SERVICES. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

                                    DIVIDENDS


On each day a Fund is open, the Fund declares dividends of substantially all of its daily net investment income and net realized short-term capital gains, if any. Unless you have elected to receive dividends in cash, all dividends, and capital gains distributions, if any, (together, "dividends") are paid in the form of additional shares credited to your account at the NAV per share on the day the dividends are paid. If you have elected to receive dividends in cash, you will be sent monthly checks for those amounts.


                                      TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information regarding Federal taxes for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax adviser(s) with regard to the tax consequences of the purchase, ownership or redemption of Fund shares and for information regarding any state or local taxes.

The Funds intend to maintain their status as regulated investment companies for Federal income tax purposes, so that the Funds will not be liable for Federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax treatment of dividends, as described below, will be the same whether they are reinvested or taken in cash. Dividends will not be eligible for the recently enacted lower rate on "qualified dividend income" to the extent that they are derived from short-term capital gains or income on short-term debt instruments. The tax status of capital gains distributions is determined by how long the Fund held the securities sold and not by how long you have held your Fund shares. If you redeem shares of a Fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax.

DIVIDENDS & TAXES



Each Fund, generally, is required to withhold Federal taxes on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or social security number to the Fund, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. A Fund may be fined for each account for which those numbers are not provided or are incorrect. If such a fine is imposed, the amount of the fine will be charged to the shareholder's account.

The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.


The Funds will only purchase a municipal obligation or other tax-exempt security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt"). To the extent that the dividends distributed by a Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a Fund are from bond interest income that is also excludable from gross income for the specific State's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a Fund should be exempt from state and/or local intangible personal property taxes in the specific state. If you hold shares in a Fund investing in a state other than your state of residence, dividends received generally will be subject to state, and where applicable, local personal income tax.


There is the possibility that events occurring after the date of issuance of a security, or after a Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.


Certain investors may be subject to the alternative minimum tax (AMT) on dividends attributable to a Fund's investment in private activity bonds, although each Fund seeks to avoid or minimize such investments. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

FINANCIAL HIGHLIGHTS

                              FINANCIAL HIGHLIGHTS

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.


CONNECTICUT TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004          2003        2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0025       0.0092       0.0273       0.0248
   Dividends from net investment income                             (0.0006)     (0.0025)     (0.0092)     (0.0273)     (0.0248)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.25%        0.92%        2.75%        2.48%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    21.5    $    36.4    $    41.2    $    40.2    $    51.1
   Ratio of expenses to average net assets                             1.00%        1.00%        1.01%        1.01%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.08%)       0.23%        0.92%        2.73%        2.42%
   Ratio of expenses to average net assets net of fee waivers          0.86%        0.98%        1.01%        1.01%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.25%        0.92%        2.73%        2.42%


MASSACHUSETTS TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0030       0.0099       0.0279       0.0256
   Dividends from net investment income                             (0.0006)     (0.0030)     (0.0099)     (0.0279)     (0.0256)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.30%        0.99%        2.85%        2.56%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    17.8    $    20.8    $    21.0    $    18.8    $    16.1
   Ratio of expenses to average net assets                             1.01%        1.00%        1.00%        1.00%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.07%)       0.28%        0.99%        2.79%        2.55%
   Ratio of expenses to average net assets net of fee waivers          0.88%        0.98%        1.00%        1.00%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.30%        0.99%        2.79%        2.55%

OHIO TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0030       0.0082       0.0281       0.0256
   Dividends from net investment income                             (0.0006)     (0.0030)     (0.0082)     (0.0281)     (0.0256)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.30%        0.83%        2.88%        2.56%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    10.9    $    10.4    $     5.7    $     8.1    $     8.9
   Ratio of expenses to average net assets                             1.01%        1.00%        1.01%        1.00%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.03%)       0.28%        0.81%        2.81%        2.95%
   Ratio of expenses to average net assets net of fee waivers          0.92%        0.99%        1.01%        1.00%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.29%        0.81%        2.81%        2.95%


VIRGINIA TAX-EXEMPT FUND


                                                                                                                      MARCH 3,
                                                                                 YEARS ENDED MAY 31,                  2000* TO
                                                                  ------------------------------------------------     MAY 31,
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of period                         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0025       0.0069       0.0253       0.0075
   Dividends from net investment income                             (0.0006)     (0.0025)     (0.0069)     (0.0253)     (0.0075)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of period                               $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.25%        0.69%        2.77%        3.08%(a)

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of period (millions)                            $    11.0    $    11.3    $    13.0    $     6.7    $     2.1
   Ratio of expenses to average net assets                             1.00%        1.00%        1.01%        1.00%        1.01%(a)
   Ratio of net investment income (loss) to average net assets        (0.04%)       0.19%        0.58%        2.53%        3.19%(a)
   Ratio of expenses to average net assets net of fee waivers          0.90%        0.95%        0.99%        1.00%        0.97%(a)
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.24%        0.60%        2.53%        3.23%(a)

----------
*    Commencement of operations.

(a)  Annualized.

                  PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION: Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY: This Privacy Policy applies to all current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our website at www.reservefunds.com. The site also contains links to unaffiliated websites. The Reserve Funds is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified of any major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS:

     - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

     - Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve Funds and others.

     - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

     - If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

     - If you utilize Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

USE OF INFORMATION: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

     - LEGAL AND ROUTINE BUSINESS REASONS. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

     - MARKETING PURPOSES. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

     - SHARING INFORMATION WITHIN RESERVE. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS: If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30a.m. and 6:00p.m. (Eastern
Time) or send a letter to The Reserve Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

WE CONSTANTLY EVALUATE OUR PROCEDURES TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO CHANGE THAT INFORMATION, PLEASE CONTACT US AND WE WILL UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT 800-637-1700.

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@reservefunds.com or call us at 800-637-1700. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

WAYS YOU CAN PROTECT YOUR PRIVACY:

Here are some measures to take to help prevent theft of your identity:

- Do not share your account information, including personal or secret codes or passwords, with others.

-    Never provide confidential information to unknown callers.

-    Protect your account records including all statements and receipts.

- Use a secure browser when doing business on the Internet, and exit online applications when finished.

IF YOU BELIEVE YOU MAY BE A VICTIM OF IDENTITY THEFT, YOU SHOULD:

-    Contact Reserve customer service immediately.

- Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

- File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

- Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

* All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve Funds toll free at 800-637-1700.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                      THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.

RTET/states/12/2004SLPL

Investment Company Act File Number: 811-3696
Reserve Tax-Exempt Trust



[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970


CONNECTICUT TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND


PROSPECTUS

DECEMBER 9, 2004

The Securities and Exchange commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

CONNECTICUT TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND
OF THE RESERVE TAX-EXEMPT TRUST

PROSPECTUS
DECEMBER 9, 2004


                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   ----------

TABLE OF CONTENTS

     ABOUT THE FUNDS
     Investment Objectives                                                     2
     Principal Investment Strategies                                           2
     Principal Risks                                                           3
     Performance                                                               5
     Fees & Expenses                                                           7
     Fund Management                                                           8

     YOUR ACCOUNT
     How to Buy Shares                                                         9
     How to Sell Shares                                                       10
     Frequent Purchases and Redemptions                                       11

     ACCOUNT SERVICES                                                         12

     DIVIDENDS & TAXES                                                        13

     FINANCIAL HIGHLIGHTS                                                     14


QUESTIONS?
Shareholders should direct their inquiries to the firm from which they received this Prospectus or to the Reserve Funds.

Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@reservefunds.com
or visit our web site at www.reservefunds.com


IT PAYS TO KEEP MONEY IN RESERVE(R)

ABOUT THE FUNDS

                              INVESTMENT OBJECTIVES


The investment objective of the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Ohio Tax-Exempt Fund, and Virginia Tax-Exempt Fund, (referred to as a "Fund" or the "Funds"), is to seek as high a level of short-term interest income exempt from Federal income taxes, including the Federal alternative minimum tax, and from state and local income and/or property taxes, if any, as is consistent with preservation of capital and liquidity.


                         PRINCIPAL INVESTMENT STRATEGIES


The Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in SHORT-TERM SECURITIES and seeks to maintain a stable $1.00 share price. Each Fund has maintained a constant share price since inception, and will strive to continue to do so.


            - SHORT-TERM SECURITIES - securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of MONEY-MARKET SECURITIES that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity restrictions or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

            - MONEY MARKET SECURITIES - short-term securities that conform to the credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.


Each Fund seeks to attain its objective by investing at least 80% of the value of its net assets in MUNICIPAL OBLIGATIONS that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (and does not subject investors to the Federal alternative minimum tax), and from state and, if applicable, local income, intangible and personal property taxes, for the specified State.


            - MUNICIPAL OBLIGATIONS - Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.


A Fund may invest up to 20% of the value of its net assets, or a greater percentage on a temporary basis, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, generally exempt only from Federal income taxes. Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as "PRIVATE ACTIVITY BONDS," may be classified as "tax preference items," which could subject certain shareholders to the Federal alternative minimum tax. The Funds will seek to avoid investing in private activity bonds when other high quality municipal securities are available to a sufficient extent.


            - PRIVATE ACTIVITY BONDS - Private activity bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer.

TYPES OF MUNICIPAL OBLIGATIONS. Municipal obligations include GENERAL OBLIGATION BONDS, REVENUE BONDS, private activity bonds and MORAL OBLIGATION BONDS. Municipal obligations may bear fixed, variable or floating rates of interest.


            - GENERAL OBLIGATION BONDS - Obligations backed by the taxing power of the issuer.

            - REVENUE BONDS - Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

            - MORAL OBLIGATION BONDS - Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.


Revenue bonds, private activity bonds and moral obligation bonds must all meet the same credit quality standards as general obligation bonds, as described below.

Each fund may also invest in U.S. GOVERNMENT SECURITIES backed by the FULL FAITH AND CREDIT of the U.S. government.

            - U.S. GOVERNMENT SECURITIES - securities issued by the government of the United States, its agencies and instrumentalities.

            - FULL FAITH AND CREDIT - The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

REPURCHASE AGREEMENTS. Each of the Funds may invest in REPURCHASE AGREEMENTS but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

            - REPURCHASE AGREEMENTS - Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

CREDIT QUALITY. The Funds may purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Obligations which are not rated may also be purchased, provided that the Adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.


MATURITY. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, the Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such obligations requires more than seven (7) days' notice.


                                 PRINCIPAL RISKS


An investment in a Fund is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (the FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.


The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

     - INTEREST RATE RISK. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

     - CREDIT QUALITY RISK. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

     - RETURNS. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.


     - BANKING INDUSTRY RISKS. Investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.


     - TAXABILITY RISK. The Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for Federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

The Funds are also subject to the risks associated with the types of securities held:

     - REPURCHASE AGREEMENTS. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

     - MUNICIPAL SECURITIES. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance may be more dependent upon a smaller number of securities and issuers than a diversified portfolio would be. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified fund.


STATE-SPECIFIC RISKS. Each Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. There are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

     CONNECTICUT TAX-EXEMPT FUND: The credit quality of Connecticut's debt is dependent on property taxes, personal income tax and corporate income tax. In light of increasing interstate and global competition, the high cost of doing business in the state also has an impact on the state government.

     MASSACHUSETTS TAX-EXEMPT FUND: High technology research and development, finance and trade are all prominent in the commonwealth's economy. The service sector, in which tourism is primary, employs over one third of Massachusetts workers. The state's finances are dependent on continued growth in these businesses.

     OHIO TAX-EXEMPT FUND: Ohio's economy is closely tied to the nations cyclical manufacturing sector. The state's finances are directly tied to production and demand for steel, rubber, plastics and fabricated metals.

     VIRGINIA TAX-EXEMPT FUND: Virginia has an economy that is highly diversified. Agriculture, once its mainstay, now follows other sectors in employment and income generation. Tourism, technology, and Federal government jobs continue to keep unemployment low.


DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in the Statement of Additional Information.


SUITABILITY. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. Each Fund is intended to provide professional management for your cash and a convenient way to gain tax-exempt interest income as a part of a diversified portfolio. A state tax-exempt fund is generally not suitable for the residents of another state.


                                   PERFORMANCE


The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show annual total returns on each Fund's shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. Past performance is not necessarily an indication of how a Fund will perform in the future.


[CHART]

                  Total Return for Connecticut Tax-Exempt Fund

1994                    2.06%
1995                    2.85%
1996                    2.45%
1997                    2.66%
1998                    2.50%
1999                    2.15%
2000                    2.96%
2001                    1.68%
2002                    0.41%
2003                    0.10%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000 and the lowest quarterly return was 0.01% for the quarter ended December 31, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.


[CHART]

                 Total Return for Massachusetts Tax-Exempt Fund

1994                    2.17%
1995                    2.96%
1996                    2.57%
1997                    2.87%
1998                    2.53%
1999                    2.20%
2000                    3.08%
2001                    1.77%
2002                    0.48%
2003                    0.10%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000 and the lowest quarterly return was 0.01% for the quarter ended December 31, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.

[CHART]

                      Total Return for Ohio Tax-Exempt Fund

1999                    2.37%
2000                    3.14%
2001                    1.64%
2002                    0.39%
2003                    0.11%

                        CALENDAR YEARS ENDED DECEMBER 31


During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000 and the lowest quarterly return was 0.01% for the quarter ended September 30, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.08%.


[CHART]

                    Total Return for Virginia Tax-Exempt Fund

2001                    1.43%
2002                    0.33%
2003                    0.09%

                        CALENDAR YEARS ENDED DECEMBER 31

During the periods shown above, the highest quarterly return was 0.50% for the quarter ended March 31, 2001 and the lowest quarterly return was 0.01% for the quarter ended September 30, 2003. The return for the period from January 1, 2004 to September 30, 2004 was 0.07%.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003


                                                                  TEN YEARS OR
                                    ONE YEAR     FIVE YEARS     SINCE INCEPTION
                                    --------     ----------     ---------------
   Connecticut Tax-Exempt Fund        0.10%         1.46%            1.98%
   Massachusetts Tax-Exempt Fund      0.10%         1.52%            2.07%
   Ohio Tax-Exempt Fund               0.11%         1.53%            1.69%*
   Virginia Tax-Exempt Fund           0.09%           --             1.31%**



   *    Fund inception date is April 1, 1998.
   **   Fund inception date is March 3, 2000.

          FOR THE FUNDS' CURRENT YIELDS, CALL TOLL-FREE (800) 637-1700
                 OR VISIT OUR WEB SITE AT www.reservefunds.com.

                                 FEES & EXPENSES

You may pay the fees and expenses, described in the table below, if you buy and hold shares of a Fund, as indicated. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

OHIO AND MASSACHUSETTS TAX-EXEMPT FUNDS:



              SHAREHOLDER FEES*
              (Fees paid directly from your investment)
                 Shareholder Transaction Fees                           None
                 Redemption Fees                                        None

              ANNUAL FUND OPERATING EXPENSES
              (Expenses that are deducted from Fund assets)
                 Management Fee**                                       0.80%
                 Distribution and Service (12b-1) Fee                   0.20%
                 Other Expenses+                                        0.01%
                                                                        ----
                 Total Annual Fund Operating Expenses                   1.01%
                                                                        ====



CONNECTICUT AND VIRGINIA TAX-EXEMPT FUNDS:



              SHAREHOLDER FEES*
              (Fees paid directly from your investment)
                 Shareholder Transaction Fees                           None
                 Redemption Fees                                        None

              ANNUAL FUND OPERATING EXPENSES
              (Expenses that are deducted from Fund assets)
                 Management Fee**                                       0.80%
                 Distribution and Service (12b-1) Fee                   0.20%
                 Other Expenses+                                        0.00%
                                                                        ----
                 Total Annual Fund Operating Expenses                   1.00%
                                                                        ====


----------

* The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts with a monthly average account balance of less than $1,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

** Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses and the fees and expenses of the independent Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2004, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's average daily net assets: 0.14% for the Connecticut Tax-Exempt Fund, 0.13% for the Massachusetts Tax-Exempt Fund, 0.09% for the Ohio Tax-Exempt Fund, and 0.10% for the Virginia Tax-Exempt Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.66% for the Connecticut Tax-Exempt Fund, 0.67% for the Massachusetts Tax-Exempt Fund, 0.71% for the Ohio Tax-Exempt Fund, and 0.70% for the Virginia Tax-Exempt Fund.

+ Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.

++ After the reimbursement, the Total Annual Fund Operating Expenses were the following percentages of the respective Fund's average daily net assets:
     0.86% for the Connecticut Tax-Exempt Fund, 0.88% for the Massachusetts Tax-Exempt Fund, 0.92% for the Ohio Tax-Exempt Fund, and 0.90% for the Virginia Tax-Exempt Fund.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


OHIO AND MASSACHUSETTS TAX-EXEMPT FUNDS:



                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                      --------   -----------   ----------   ---------
                       $  106      $   331      $   574      $ 1,270



CONNECTICUT AND VIRGINIA TAX-EXEMPT FUNDS:



                      ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                      --------   -----------   ----------   ---------
                       $  105      $   328      $   568      $ 1,258


                                 FUND MANAGEMENT


THE INVESTMENT ADVISER. The investment adviser for each of the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of October 31, 2004, RMCI had approximately $28.6 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the respective Trust, under the terms of an Investment Management Agreement with each Trust, on behalf of each of the Funds. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund, including transfer agent services. For its services, each Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% based on average daily net assets of outstanding Fund's shares.

THE DISTRIBUTOR. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. Each Trust, on behalf of its respective Funds, has adopted a Distribution Plan under Rule 12b-1, which allows the Funds to pay distribution and service fees for the sale of its shares and for services provided to shareholders. The amount payable under each distribution plan is 0.20% per year of the average net assets of the respective share class. Since this fee is paid out of the assets of the respective share classes on an on-going basis, over time these fees will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

                                HOW TO BUY SHARES


ACCOUNT OWNERSHIP. You will need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

HOW FUND SHARES ARE PRICED. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value per share
(NAV). The NAV is calculated by taking the total value of the assets of the Fund, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses. The Funds intend to distribute substantially all income daily to maintain a constant share price of $1.00 for each class of Fund shares.

Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests. The cut-off time is 11:00 a.m. Eastern time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by the Funds or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds' distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating a Fund's NAV.

MINIMUM INVESTMENTS. The minimum initial investment for each Fund is $1,000 and there is no minimum subsequent investment. The investment minimum may be reduced or waived in certain circumstances and may be changed by a Fund at any time. Purchases through financial intermediaries may be subject to different minimum investment requirements.


PAYMENT FOR SHARES. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:


     - By check - You may purchase shares with a check drawn on a U.S. bank, payable to the Reserve Fund or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to the Reserve Funds, 1250 Broadway, 32nd Floor, New York, NY 10001.


     - By Federal wire - Call the Reserve Funds at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

     - Through Third Parties - Investments may by made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with the Fund. You should consult a representative of the financial intermediary for information about purchasing shares.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

INVESTMENTS THROUGH THIRD PARTIES. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.


INVESTMENTS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange Class R shares of other Reserve funds for shares of a Fund. Shares of other Reserve funds that have a single share class may also be exchanged for Fund shares. Any new account established through an exchange will have the same privileges as the original account (provided they are available). There is currently no fee for exchanges among funds in the Reserve family of funds.

RESERVE AUTOMATIC ASSET-BUILDER PLAN.(SM) You may make automatic purchases of shares of a Fund, by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a Federal salary, certain veterans' benefits, or other regular payments from the Federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve Fund at 800-637-1700 or visit the "Form Library" in the "Literature Center" on our website, www.reservefunds.com, for an application.


RIGHT TO REFUSE PURCHASES AND EXCHANGES. The Funds reserve the right to refuse any purchase or exchange request for any reason.

                               HOW TO SELL SHARES


You may redeem your shares on each day that the Funds' NAV is calculated. Generally, the NAV is not calculated and redemption orders are not accepted on days that the New York Stock Exchange (the NYSE) is closed, except for Good Friday. In addition, the NAV is not calculated and redemption orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the NAV calculated on the next business day.

Redemption proceeds can be paid by check or by wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven (7) days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on redemption checks for less than $100 and a wire redemption may be charged a service fee of $10 on amounts less than $10,000. Service fees may be reduced or waived under certain conditions.


      THE FUNDS ASSUME NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF WIRED
                                OR MAILED FUNDS.

TELEPHONE REQUESTS. If you completed the "Redemptions and Exchanges by Telephone" information on your account application, you may redeem your shares by calling the Funds at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's account application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a signature guarantee. The Funds reserve the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

WRITTEN REQUESTS. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below.

SIGNATURE GUARANTEES. The following types of redemptions require written instructions and a signature guarantee:

     - the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

     -  the account address has been changed within the past 30 days; or

     - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a signature guarantee for one of the account's registered owners.

REDEMPTIONS THROUGH THIRD PARTIES. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here.


REDEMPTIONS THROUGH THE EXCHANGE PRIVILEGE. Investors can exchange some or all of their Fund shares for Class R shares or the single share class of other Reserve funds. Investors can request an exchange in writing or, if you have provided the proper information, by telephone. Be sure to carefully read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.


REDEMPTIONS IN KIND. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.


MINIMUM BALANCE REQUIREMENT. Because of the expenses of maintaining shareholder accounts, if your account has an average monthly account balance of less than $1,000, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.


                       FREQUENT PURCHASES AND REDEMPTIONS


Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchase, sale or exchange transactions may harm a Fund by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to the Fund. The Funds may also limit or terminate the right to make purchases or the exchange privilege of any shareholder making excessive or short-term purchases, sales or exchanges. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so.

ACCOUNT SERVICES

                              SHAREHOLDER SERVICES

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our website at www.reservefunds.com. Applications for some of these services are also available on our website in the "Form Library" of the "Literature Center."

The following are some of the shareholder services that are available to investors who hold their shares directly through Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

RESERVE EASY ACCESS.(SM) Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

RESERVE ONLINE ACCESS.(SM) You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.reservefunds.com. You must call Reserve at 800-637-1700 to activate On-Line Access.


SHAREHOLDER COMMUNICATIONS. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds within 60 days. Failure to do so could result in the shareholder suffering a loss. The Funds may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

SPECIAL SERVICES. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

                                    DIVIDENDS


On each day a Fund is open, the Fund declares dividends of substantially all of its daily net investment income and net realized short-term capital gains, if any. Unless you have elected to receive dividends in cash, all dividends, and capital gains distributions, if any, (together, "dividends") are paid in the form of additional shares credited to your account at the NAV per share on the day the dividends are paid. If you have elected to receive dividends in cash, you will be sent monthly checks for those amounts.


                                      TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information regarding Federal taxes for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax adviser(s) with regard to the tax consequences of the purchase, ownership or redemption of Fund shares and for information regarding any state or local taxes.

The Funds intend to maintain their status as regulated investment companies for Federal income tax purposes, so that the Funds will not be liable for Federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax treatment of dividends, as described below, will be the same whether they are reinvested or taken in cash. Dividends will not be eligible for the recently enacted lower rate on "qualified dividend income" to the extent that they are derived from short-term capital gains or income on short-term debt instruments. The tax status of capital gains distributions is determined by how long the Fund held the securities sold and not by how long you have held your Fund shares. If you redeem shares of a Fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax.

DIVIDENDS & TAXES



Each Fund, generally, is required to withhold Federal taxes on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or social security number to the Fund, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. A Fund may be fined for each account for which those numbers are not provided or are incorrect. If such a fine is imposed, the amount of the fine will be charged to the shareholder's account.

The tax status of dividends and distributions will be detailed in annual tax statements from the Funds.


The Funds will only purchase a municipal obligation or other tax-exempt security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt"). To the extent that the dividends distributed by a Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. To the extent dividends distributed by a Fund are from bond interest income that is also excludable from gross income for the specific State's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a Fund should be exempt from state and/or local intangible personal property taxes in the specific state. If you hold shares in a Fund investing in a state other than your state of residence, dividends received generally will be subject to state, and where applicable, local personal income tax.


There is the possibility that events occurring after the date of issuance of a security, or after a Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.


Certain investors may be subject to the alternative minimum tax (AMT) on dividends attributable to a Fund's investment in private activity bonds, although each Fund seeks to avoid or minimize such investments. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

FINANCIAL HIGHLIGHTS

                              FINANCIAL HIGHLIGHTS

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Report, which is available upon request by calling 800-637-1700.


CONNECTICUT TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004          2003        2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0025       0.0092       0.0273       0.0248
   Dividends from net investment income                             (0.0006)     (0.0025)     (0.0092)     (0.0273)     (0.0248)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.25%        0.92%        2.75%        2.48%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    21.5    $    36.4    $    41.2    $    40.2    $    51.1
   Ratio of expenses to average net assets                             1.00%        1.00%        1.01%        1.01%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.08%)       0.23%        0.92%        2.73%        2.42%
   Ratio of expenses to average net assets net of fee waivers          0.86%        0.98%        1.01%        1.01%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.25%        0.92%        2.73%        2.42%


MASSACHUSETTS TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0030       0.0099       0.0279       0.0256
   Dividends from net investment income                             (0.0006)     (0.0030)     (0.0099)     (0.0279)     (0.0256)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.30%        0.99%        2.85%        2.56%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    17.8    $    20.8    $    21.0    $    18.8    $    16.1
   Ratio of expenses to average net assets                             1.01%        1.00%        1.00%        1.00%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.07%)       0.28%        0.99%        2.79%        2.55%
   Ratio of expenses to average net assets net of fee waivers          0.88%        0.98%        1.00%        1.00%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.30%        0.99%        2.79%        2.55%

OHIO TAX-EXEMPT FUND


                                                                                       YEARS ENDED MAY 31,
                                                                  -------------------------------------------------------------
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of year                           $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0030       0.0082       0.0281       0.0256
   Dividends from net investment income                             (0.0006)     (0.0030)     (0.0082)     (0.0281)     (0.0256)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of year                                 $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.30%        0.83%        2.88%        2.56%

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of year (millions)                              $    10.9    $    10.4    $     5.7    $     8.1    $     8.9
   Ratio of expenses to average net assets                             1.01%        1.00%        1.01%        1.00%        1.00%
   Ratio of net investment income (loss) to average net assets        (0.03%)       0.28%        0.81%        2.81%        2.95%
   Ratio of expenses to average net assets net of fee waivers          0.92%        0.99%        1.01%        1.00%        1.00%
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.29%        0.81%        2.81%        2.95%


VIRGINIA TAX-EXEMPT FUND


                                                                                                                      MARCH 3,
                                                                                 YEARS ENDED MAY 31,                  2000* TO
                                                                  ------------------------------------------------     MAY 31,
                                                                    2004         2003         2002         2001         2000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at beginning of period                         $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  ---------    ---------    ---------    ---------    ---------
   Net investment income                                             0.0006       0.0025       0.0069       0.0253       0.0075
   Dividends from net investment income                             (0.0006)     (0.0025)     (0.0069)     (0.0253)     (0.0075)
                                                                  ---------    ---------    ---------    ---------    ---------
   Net asset value at end of period                               $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                                                                  =========    =========    =========    =========    =========
   Total Return                                                        0.06%        0.25%        0.69%        2.77%        3.08%(a)

   RATIOS/SUPPLEMENTAL DATA

   Net assets end of period (millions)                            $    11.0    $    11.3    $    13.0    $     6.7    $     2.1
   Ratio of expenses to average net assets                             1.00%        1.00%        1.01%        1.00%        1.01%(a)
   Ratio of net investment income (loss) to average net assets        (0.04%)       0.19%        0.58%        2.53%        3.19%(a)
   Ratio of expenses to average net assets net of fee waivers          0.90%        0.95%        0.99%        1.00%        0.97%(a)
   Ratio of net investment income to average net assets net of
    fee waivers                                                        0.06%        0.24%        0.60%        2.53%        3.23%(a)

----------
*    Commencement of operations.

(a)  Annualized.

                  PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*

PROTECTING CUSTOMER INFORMATION: Keeping your personal information secure is important to us at Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

WHO IS COVERED BY OUR PRIVACY POLICY: This Privacy Policy applies to all current and former customers of The Reserve Funds. Customers who receive information from Reserve through the Internet are covered by Reserve's Internet Security Statement, which is posted on our website at www.reservefunds.com. The site also contains links to unaffiliated websites. The Reserve Funds is not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.reservefunds.com. You will be notified of any major change to the Privacy Policy.

TYPES OF INFORMATION WE COLLECT FROM OUR CUSTOMERS:

     - Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

     - Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve Funds and others.

     - Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

     - If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

     - If you utilize Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

USE OF INFORMATION: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

     - LEGAL AND ROUTINE BUSINESS REASONS. Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

     - MARKETING PURPOSES. We may also share information we have about you, as described above, with third parties hired by Reserve to market Reserve products and services exclusively.

     - SHARING INFORMATION WITHIN RESERVE. The Reserve Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS: If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30a.m. and 6:00p.m. (Eastern
Time) or send a letter to The Reserve Funds, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

WE CONSTANTLY EVALUATE OUR PROCEDURES TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO CHANGE THAT INFORMATION, PLEASE CONTACT US AND WE WILL UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT 800-637-1700.

OPTIONS RELATING TO DISCLOSURE OF PERSONAL INFORMATION: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@reservefunds.com or call us at 800-637-1700. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

WAYS YOU CAN PROTECT YOUR PRIVACY:

Here are some measures to take to help prevent theft of your identity:

- Do not share your account information, including personal or secret codes or passwords, with others.

-    Never provide confidential information to unknown callers.

-    Protect your account records including all statements and receipts.

- Use a secure browser when doing business on the Internet, and exit online applications when finished.

IF YOU BELIEVE YOU MAY BE A VICTIM OF IDENTITY THEFT, YOU SHOULD:

-    Contact Reserve customer service immediately.

- Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

- File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

- Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

* All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve Funds toll free at 800-637-1700.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                      THIS PROSPECTUS FOR FUTURE REFERENCE.

[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com


Distributor--Resrv Partners, Inc.

RTET/states/12/2004SK

Investment Company Act File Number: 811-3696
Reserve Tax-Exempt Trust



[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970


CONNECTICUT TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND


PROSPECTUS

DECEMBER 9, 2004

The Securities and Exchange commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                       STATEMENT OF ADDITIONAL INFORMATION

           CONNECTICUT TAX-EXEMPT FUND, MASSACHUSETTS TAX-EXEMPT FUND,
                 OHIO TAX-EXEMPT FUND & VIRGINIA TAX-EXEMPT FUND
                                       OF
                            RESERVE TAX-EXEMPT TRUST

                    1250 BROADWAY, NEW YORK, N.Y. 10001-3701
                           212-401-5500 - 800-637-1700

                                   ----------

The Reserve Tax-Exempt Trust (the "Trust") was organized as Massachusetts business trusts on January 25, 1983. The Trust is an open-end management investment company registered with the Securities & Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This Statement of Additional Information ("SAI") pertains to the Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Ohio Tax-Exempt Fund, and Virginia Tax-Exempt Fund of the Reserve Tax-Exempt Trust (each a "Fund" and together the "Funds"). At the date of this SAI, the Reserve Tax-Exempt Trust had eleven series authorized. Each Fund offers only one class of shares. Additional series and classes may be added by the Board of Trustees of the Trust (the "Trustees") without a shareholder vote.

Reserve Management Co., Inc. ("RMCI" or "Adviser") serves as the Investment Adviser to the Trust. Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI, is the distributor of shares of the Funds pursuant to a distribution agreement between Resrv and the Trusts. RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701.

                                   ----------

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated December 9, 2004 (the "Prospectus"). The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. Each Fund's audited financial statements are incorporated by reference into this SAI from the annual report to shareholders for the fiscal year ended May 31, 2004 (the "Annual Report").

A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or by calling RMCI toll free at 800-637-1700. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

                                   ----------

                      THIS SAI IS DATED DECEMBER 9, 2004.

TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----
Investment Objective and Policies                                           3
Money Market Instruments and Investment Strategies                          5
Risks of Investing in the Funds                                             10
Portfolio Transactions                                                      16
Management of the Trust                                                     16
Investment Management Arrangements                                          19
Distribution Arrangements                                                   22
Other Service Providers                                                     24
How to Buy and Sell Shares                                                  24
Shareholder Services                                                        29
Dividends, Distributions and Taxes                                          32
Yield Information                                                           34
Information About the Trust                                                 35
Financial Statements                                                        40
Appendix A - Credit Ratings                                                 41
Appendix B - Proxy Voting Policy and Procedures                             42


          SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE
            U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND
      WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of each Fund is to seek as high a level of short-term interest income exempt from regular federal income taxes, including the alternative minimum tax, and state and local personal income and/or property taxes, if any, for residents of the state for which the Fund is named as is consistent with preservation of capital and liquidity.






These investment objectives are a fundamental policy for each Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that a Fund will achieve its objective.






Each Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state and its political subdivisions for which the Fund is named.


An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

FUNDAMENTAL POLICIES. Each Fund's investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). Under each Fund's fundamental investment policies, the Fund may not:

     (1) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

     (2) issue senior securities except in compliance with the Investment Company Act;

     (3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     (4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

     (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

     (6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

     (7) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

     (8) make investments on a margin basis.


Each Fund is a non-diversified investment company. Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2).

Each of the Funds intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act, which generally limit a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets. A "single state" tax-exempt fund is also subject to this 5% limitation, but only as to 75% of its total assets. With respect to the remaining 25% of the Fund's assets, more than 5% may be invested in securities of a single issuer as long as the securities are "first-tier" securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended . This limits the aggregate value of all investments (except U.S. government securities, securities of other regulated investment companies, cash and cash equivalent items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

As a matter of policy, the Funds may not invest in commercial paper.

In order to maintain a $1.00 share price, the Funds will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less or 762 days or less for securities issued or guaranteed by the U.S. Government, as to principal and interest; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines to ensure that these transactions are fully collateralized and to monitor the creditworthiness of all entities, including banks and broker-dealers, with whom a Fund proposes to enter into repurchase agreements. Such procedures are reasonably designed, taking into account current market conditions and the investment objective of each Fund, to attempt to maintain the Fund's net asset value per share ("NAV") as computed for the purpose of sales and redemptions at $1.00 per share.

Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, each Fund may invest only in short term money market obligations, rated in one of the two highest short term ratings from a nationally recognized statistical rating organization or in the securities of other open-end investment companies with substantially the same investment objective as the Fund. The average maturity of the Funds' securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities.

Each Fund normally invests at least 80% of its net assets in municipal obligations, that are, in the opinion of bond counsel to the issuer, exempt from state and local income, personal property and intangible taxes of the named state plus any borrowings for investment purposes in municipal obligations which are exempt from federal income taxes and the personal income taxes of the named state. None of the Funds intend to borrow for investment purposes.





The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote. Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.


Although not currently using a "master/feeder" structure, the Trust has obtained shareholder approval to use a "master/feeder" structure. In that case, a Fund may become a "feeder fund" that would invest in a corresponding "master fund" rather than investing directly in securities. The master fund, in turn, would invest in securities according to the strategies and policies described in this Prospectus. A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds. The Funds have no current plans to implement a master/feeder structure.

               MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies each Fund may employ, and a summary of the related risks. A particular type of instrument or strategy will be utilized only when, in the Adviser's opinion, the utilization will help a Fund achieve its investment objective.




Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.


The Funds may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.






Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to the federal alternative minimum tax (the "AMT"). Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT. As of the date of the Prospectus, each Fund has not and does not purchase such securities, but reserves the right to do so in the future.


U.S. TREASURY OBLIGATIONS. Each Fund may invest in obligations of, or obligations guaranteed by, the U.S. Treasury and backed by the full faith and credit of the U.S. government. A Fund's assets may be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). In addition, U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

U.S. GOVERNMENT SECURITIES. The Funds may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities that have been established or sponsored by the U.S. government, and certain interests in the foregoing securities. U.S. government securities include obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home

Loan Bank ("FHLB"). Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

BANK OBLIGATIONS. The Funds may invest in bank obligations, including certificates of deposit, banker's acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, which earns a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.


DOMESTIC BANK OBLIGATIONS. Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Primary Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

FOREIGN BANK OBLIGATIONS. The Funds may also invest in obligations ("Eurodollar" obligations) of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks which have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of a Fund held overseas will be held by foreign branches of the Fund's custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

MUNICIPAL OBLIGATIONS. The Funds also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.


The two principal classifications of municipal obligations are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are backed by the issuer's faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property as security for such payment.

The Funds' portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.


The Funds will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 or A-1 or A-2 by Standard & Poor's Corporation ("S&P"). Obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality to those rated securities in which the Funds may invest, pursuant to guidelines established by the Trustees.


Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the bond market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue or issuer. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation and legislative changes. Because many municipal securities may be issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Specific types of municipal obligations and the risks of each are described more fully below.

EDUCATION-RELATED BONDS. There are two types of education-related bonds:
(i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

UTILITY BONDS. The risks associated with municipal obligations issued by electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

HEALTHCARE BONDS. A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related debt instruments, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

HOUSING BONDS. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION BONDS. Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER BONDS. Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.


GUARANTEES AND LETTERS OF CREDIT. In view of a Fund's investment in private activity bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments that may be made and interest rates and fees that may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

WHEN-ISSUED OBLIGATIONS. Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Funds' ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made to the issuer by a Fund and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of when-issued or delayed delivery securities, a Fund will earn no income. However, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be re-sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually taking delivery of them, unless a re-sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. Each Fund will also maintain readily marketable assets at least equal in value to its commitments to purchase securities, specifically for the settlement of such commitments. The Adviser does not believe that a Fund's NAV or income will be adversely affected by the purchase of obligations on a when-issued or delayed delivery basis.





REPURCHASE AGREEMENTS. Each Fund may invest in securities pursuant to repurchase agreements ("repos"). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Each Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trustees. To reduce the risk of incurring a loss on a repo, each Fund will follow procedures to provide that all repos are at least 100% collateralized as to principal and interest. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of a repurchase agreement. A repo may be construed to be a collateralized loan by the purchaser to the seller, secured by the securities transferred to the purchaser. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold". Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.


Repos could involve risks in the event of a default of the counter-party to the repo agreement, including possible delays, losses or restrictions upon the Fund's ability to dispose of the underlying securities. In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of such collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. A Fund may have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.


REVERSE REPURCHASE AGREEMENTS. It is each Fund's policy that reverse repurchase transactions will be entered into for temporary purposes only and, when aggregated with other borrowings, will not exceed 5% of the value of the total assets of the Fund at the time of the transaction. Reverse repurchase agreements ("reverse repos") involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse repo transaction, the seller (the Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to the repo counter-party, in return for receiving a percentage of the security's value. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transaction, in which event a Fund may suffer time delays and incur costs or possible losses in connection with the transaction.

INVESTMENTS IN ILLIQUID SECURITIES. Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the fund has valued the instruments. A Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund's net assets. The liquidity of a Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently considered illiquid include repos not maturing within seven days and certain restricted securities.

BORROWING. Each Fund has the authority to borrow money, including through reverse repo transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects a Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

A Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral.


CREDIT QUALITY. The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO"), or by one NRSRO if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities are generally rated within the highest category or determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.


                         RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund's assets.


CREDIT RISK. This is the risk that the issuer of a security that the Fund owns will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the obligation. This risk is reduced to the extent that a Fund invests in to U.S. Treasury or U.S. government securities. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

INTEREST RATE RISK. Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management. However, when interest rates fall, the Funds' yields will typically fall as well.

MUNICIPAL SECURITIES RISK. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Yields on municipal securities also depend on a variety of factors, including the size of a particular offering, the maturity of the obligation and the credit rating of the issue. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer may affect the overall municipal market. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult to maintain a stable NAV.





Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.


TEMPORARY DEFENSIVE POSITIONS. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and this SAI. However, from time to time, a Fund may take a temporary defensive positions that is inconsistent with the Fund's principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. Further, in an extreme emergency, the Funds would maintain a large percentage of uninvested cash. If a Fund adopts a temporary defensive position, it might not be able to attain its objective.


Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of FDIC member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless a Fund has adopted a temporary defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.


NON-DIVERSIFICATION RISK. Another risk factor associated with investment in the Funds is "non-diversification". As non-diversified investment companies, the Funds are permitted to have all their assets invested in a limited number of issuers. Each Fund intends to qualify as a "regulated investment company" for purposes of the "Subchapter M" of the Internal Revenue Code, however. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.






STATE RISKS. There are additional risks particular to each state for which a respective State Fund is named. The Funds invest predominately in municipal money market securities issued by or on behalf of one state or its counties, municipalities, authorities or other subdivisions. The value of those securities will be particularly affected by economic, political, geographic and demographic conditions and developments within that state. A fund that invests primarily in securities issued by a single state and its political subdivisions entails a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

RISK FACTORS OF CONCENTRATING IN CONNECTICUT. The credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the state of Connecticut and its political subdivisions. Connecticut will continue to face problems resulting from slowing revenue growth compounded by the constitutional spending cap approved by voters in 1992. Connecticut is a frequent borrower and the state's debt ratios are among the highest of the fifty states. Net tax-supported debt equaled 8.4% of total state personal income, and debt per capita equaled $3,558 - ratios that rank third and first in the nation. In fiscal 2004, the state made considerable progress reducing the budget gap from approximately $2.3 billion to approximately $1.3 billion. The deficit mitigation resulted from added recurring revenues from various tax increases combined with expenditure reductions. Connecticut adopted a balanced budget for fiscal 2005 that includes revenue increases (i.e. income, sales, and cigarette tax increases), spending reductions (i.e cuts addressing social services and Medicaid benefits), and several one time measures. The fiscal 2004-2005 budget includes one-time items such as $250 million in Federal windfall receipts, $300 million that may come from the securitization of a portion of tobacco related revenue from the Master Settlement Agreement, and $170 million in transfers from utility accounts. The budget also includes $100 million annually from a property tax credit reduction. Currently, the State's general obligation bonds are rated Aa3 and AA by Moody's and S&P, respectively.




RISK FACTORS OF CONCENTRATING IN MASSACHUSETTS. The credit quality of the Massachusetts Tax-Exempt Fund is dependent on the financial strength of the Commonwealth of Massachusetts and its political subdivisions. The commonwealth, as a whole, has a heavy debt load. The total General Fund supported debt, consisting primarily of general obligations and other state guaranteed debt, stood at $26.1 billion at FYE 03, up from $24.1 billion at the end of the previous fiscal year. Massachusetts' population growth over the past ten years has been a modest 6.7% versus a national rate of 11.7%.
It remains by most economic indicators among the wealthiest of the fifty states, with a per capita income of $39,815. The largest single revenue source, as might be expected of a state with a heavy concentration of high salaried financial industry employees, is income tax collections. Income tax revenues were down 3.6% in real terms from the previous fiscal year. The other major revenue component was sales tax, at 23.1% of total general revenues, up 3.4% from previous year collections. The Commonwealth's largest expense remains Medicaid, at 17.4% of all primary government expenses. S&P and Moody's AA- and Aa2 rate Massachusetts' general obligation bonds, respectively.

RISK FACTORS OF CONCENTRATING IN OHIO. The credit quality of the Ohio Tax-Exempt Fund will depend on the financial strength of the State of Ohio and its political subdivisions. Like most states in the nations mid-section, the recessionary environment hit hardest at the state's largest and most important manufacturing sector. As a major industrial state, Ohio has seen its unemployment rate rise by nearly a third since 2000, topping out at an annual average of 6.1% for 2003, almost identical to the US average of 6%. Manufacturing accounts for 20.3% of all non-farm earnings and 13.7% of all non-farm employment. The effect of significant job loss in this sector becomes apparent during economic downturns. The primary source of revenues, are personal income tax, at 41.7%, followed by sales tax, at 32.8% of the total. Both showed marginal YOY increases of 3.4% and 0.9%, respectively.
On the expenditure side, the major items were public assistance/ Medicaid, at 28.6% and education, at 19.1%, showing YOY growth of 6.1% and 5%, respectively. Based on continuing reduced revenue collections and projected additional Medicaid spending the state's budget is the tightest its been in decades. While the goal for practical fiscal management is to end each fiscal year with general revenue fund balances equaling at least one-half of 1% (0.5%) of annual revenues, the state's budget has been reduced by nearly $1 billion in the past 27 months. Many state programs receive zero growth, while others have been reduced or eliminated. State workers are asked to contribute by not taking a pay raise. The state workforce, already reduced by nearly 3,000 positions, will continue to shrink. At present, Moody's and S&P rate Ohio's general obligation bonds Aa1 and AA+, respectively.

RISK FACTORS OF CONCENTRATING IN VIRGINIA. The credit quality of the Virginia Tax-Exempt Fund will depend on the financial strength of the Commonwealth of Virginia and its political subdivisions. Total tax supported debt as calculated by the commonwealth stands at $5.3 billion. Out of that total, general obligation debt has been essentially around the $1 billion mark since FY 1999. Its per capita debt burden of $438 ranks 15th lowest and as a percentage of personal income it is a low 1.3%. The state's wealth and employment profile reflects its proximity to Washington, DC. With its large and stable job market, both in the public and private sectors, per capita income at $33,671 ranks 11th in the nation. Unemployment has held steady at 4.1% over the past two years, well below the national average. Despite these positives, a number of factors have contributed to the Governor declaring that the Commonwealth is presently facing one of the most challenging budget periods in its history. Already undergoing spending cuts in order to balance the 2002-2004 budget, the state government now faces an additional revenue shortfall of nearly $1.5 billion. Virginia, as a whole, has experienced the sharpest decline in revenues since the Tax Department began keeping records. Further 9 out of 10 states in the southeast saw record declines in their income tax collections over the past year. Personal income tax provides 52% of the general revenues for the State, sales tax collections provide another 20.9%. Major expenditure items are individual family services at 31.2% and education at 28.3% of total revenues. Considering the budget stress, Moody's placed the Commonwealth on its negative watch list, which imperils its longstanding Aaa/AAA GO rating

DISCLOSURE OF PORTFOLIO HOLDINGS. A complete list of each Fund's portfolio, as of the previous day if available, will be sent at no charge by calling 800-637-1700. This information is available to any person or entity on request. Since the Funds consider this information to be publicly available, there is no restriction on the redistribution of the information. The Funds' chief investment officer is responsible for authorizing the release of the portfolio holdings. The Adviser and the Trustees will review, at least annually, the costs and benefits of disclosing these portfolio holdings to confirm that such disclosure continues to be in the interests of each Fund and its shareholders.

                             PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTION FEES. Investment transactions by the Funds are normally principal transactions at net prices. Therefore the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund's investment securities, subject to the overall supervision of the officers and the Trustees of the Fund. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Adviser, and any statistical or research provided by the dealer to the Adviser. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser. Dealers who execute investment securities transactions may also sell shares of a Fund. However, any such sales will not be a factor in the selection of dealers.


FEE ALLOCATION. When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions fees are allocated as to amount in accordance with the amount of the order placed for each fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

                             MANAGEMENT OF THE TRUSTS

The Board of Trustees is responsible for the management and supervision of each Fund. The Trustees approve all material agreements between the Funds and the Funds' service providers.


The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of Mr. Patrick J. Foye,
Mr. William J. Montgoris and Mr. William E. Viklund, Trustees who are not "interested persons" of the Fund, as defined in the Investment Company Act ("non-interested Trustees"). The Audit Committee reviews each Fund's compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The members of the Audit Committee met twice during the fiscal year ended May 31, 2004. The Audit Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the non-interested Trustees, evaluates the qualifications of candidates and nominates individuals to serve as non-interested Trustees when required. The Nominating Committee does not consider nominees recommended by shareholders. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be a non-interested Trustee, oversees the implementation of the Funds' valuation procedures as specified in each Fund's Rule 2a-7 valuation procedures. The Nominating Committee and the Valuation Committee did not meet during the fiscal year ended May 31, 2004.


BIOGRAPHICAL INFORMATION. Biographical information relating to the non-interested Trustees, the Officers of the Funds and the Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act (the "interested Trustee"), is set forth below. The Trustees and the Officers of the Funds oversee seven registered investment companies, with 33 portfolios, in the Reserve/Hallmark fund family. None of the Trustees or Officers hold public directorships outside of the Reserve/Hallmark fund family, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company (financial services company) since 2002.


INTERESTED TRUSTEE:


                                                             TERM OF OFFICE**AND        PRINCIPAL OCCUPATIONS DURING
 NAME, ADDRESS, AGE             POSITIONS WITH THE TRUST     LENGTH OF SERVICE         THE LAST FIVE YEARS
 BRUCE R. BENT*+                Chairman, Chief              Chairman and Chief         President of Reserve Management
 Age: 67                        Executive Officer and        Executive Officer          Company, Inc. ("RMCI"); Director and
 The Reserve Funds              Trustee                      since 2000                 Chairman/Chief Executive Officer of
 1250 Broadway                                                                          Reserve Management Corporation
 New York, NY 10001                                          Trustee since 1971         ("RMC") and Chairman and Director of
                                                                                        Resrv Partners, Inc. ("Resrv" or the
                                                                                        "Distributor") since 2000; Chairman
                                                                                        and Director of Reserve International
                                                                                        Liquidity Fund (USD) Ltd. since 1990.

                                                                                        Co-founder of The Reserve Fund in
                                                                                        1970; officer thereof since 1970.


NON-INTERESTED TRUSTEES:


                                                             TERM OF OFFICE**AND        PRINCIPAL OCCUPATIONS DURING
 NAME, ADDRESS, AGE             POSITIONS WITH THE TRUST      LENGTH OF SERVICE         THE LAST FIVE YEARS

 JOSEPH D. DONNELLEY             Trustee                      Trustee Since 2004        Retired. Managing Director and General
 Age: 57                                                                                Counsel to the Pershing Division of
 5 Beacon Boulevard                                                                     Donaldson, Lufkin and Jenrette
 Sea Girt, NJ 08750                                                                     Securities Corporation from 1976 to
                                                                                        2002; Director of Compliance for
                                                                                        Donaldson, Lufkin and Jenrette from
                                                                                        1976 to 1982; Member of Pershing
                                                                                        Executive Committee from 1986 to
                                                                                        present) Co-chair of Pershing Credit
                                                                                        Policy Committee from 1986 to 2002.

 EDWIN EHLERT, JR.              Trustee                      Trustee since 1971         President, Premier Resources, Inc.
 Age: 73                                                                                (meeting management firm) since 1987.
 2517 Highway #35, Bldg. J
 Manasquan, NJ 08736

 PATRICK J. FOYE                Trustee                      Trustee since 2001         President and CEO, United Way of Long
 Age: 47                                                                                Island, since February 2004;
 819 Grand Blvd                                                                         Chairman, New York Public Asset Fund
 Deer Park, NY  11729                                                                   (state agency), since 2002; Deputy
                                                                                        Chairman, Long Island Power Authority
                                                                                        (public utility) since 1995; Executive
                                                                                        Vice President of Apartment Investment
                                                                                        and Management Company (real estate
                                                                                        investment) May 1998 to February 2004;
                                                                                        Partner, Skadden, Arps Slate Meagher
                                                                                        & Flom (law firm) from 1989 to 1998.

 DONALD J. HARRINGTON           Trustee                      Trustee since 1987         President of St. John's University,
 Age: 58                                                                                New York since 1989.
 c/o St. John's University
 8000 Utopia Parkway
 Jamaica, NY 11439


 WILLIAM J. MONTGORIS           Trustee                      Trustee of Since 1999      Retired since 1999; Chief Operating
 Age: 57                                                                                Officer of The Bear Stearns
 286 Gregory Road                                                                       Companies, Inc. from 1979 to 1999.
 Franklin Lakes, NJ 07417

 FRANK J. STALZER               Trustee                      Turstee Since 2004         Vice President and General Manager of
 Age:47                                                                                 Arrow/Zeus since 2004; Vice President of
 5 Meadowridge Drive                                                                    Marketing for Arrow/Zeus from 2002
 New Fairfield, CT 06812                                                                to 2004; Vice President of Sales for
                                                                                        Arrow/Zeus from 2000 to 2002;
                                                                                        Regional Vice President of
                                                                                        Arrow/Richey from 1999 to 2000;
                                                                                        Regional Director-East of Richey
                                                                                        Electronics from 1996 to 1999

 WILLIAM E. VIKLUND             Trustee                      Trustee Since 1999 and     Retired since 1996; President and COO
 Age: 63                                                     from 1987 to 1990          of Long Island Bankcorp from 1980 to
 110 Grist Mill Lane                                                                    1996.
 Plandome Manor, NY 11030


OFFICERS WHO ARE NOT TRUSTEES:


                                                             TERM OF OFFICE**AND        PRINCIPAL OCCUPATIONS DURING
 NAME, ADDRESS, AGE             POSITIONS WITH THE TRUST     LENGTH OF SERVICE         THE LAST FIVE YEARS
 BRUCE R. BENT II+              President and Assistant      President and              Senior Vice President, Secretary and
 Age: 38                        Treasurer                    Assistant Treasurer        Assistant Treasurer of RMCI, Senior
 The Reserve Funds                                           since 2000                 Vice President, Secretary and
 1250 Broadway                                                                          Assistant Treasurer of RMC, and
 New York, NY 10001                                                                     Secretary and Director of Resrv since
                                                                                        2000; Trustee of The Reserve Fund, the
                                                                                        Reserve Tax-Exempt Trust, Reserve New
                                                                                        York Tax-Exempt Trust, and the
                                                                                        Hallmark Equity Series Trust from 1999
                                                                                        to 2001; Vice President of RMC, RMCI
                                                                                        and Resrv from 1992 to 2000.

 ARTHUR T. BENT III+            Chief Operating              Chief Operating            Chief Operating Officer/Treasurer,
 Age: 36                        Officer/Treasurer,           Officer/Treasurer,         Senior Vice President and Assistant
 The Reserve Funds              Senior Vice President        Senior Vice                Secretary of RMCI, President,
 1250 Broadway                  and Assistant Secretary      President and              Treasurer and Assistant Secretary of
 New York, NY 10001                                          Assistant Secretary        RMC, and Treasurer and Director of
                                                             since 2000                 Resrv since 2000; Vice President
                                                                                        RMC, RMCI and Resrv from 1997 to 2000.

 DANIEL F. BARRY                Controller                   Since 2004                 Vice President, Fund Accounting and Fund
 Age: 57                                                                                Administration, The Bank of New York,
 The Reserve Funds                                                                      from 2000 to 2004; Senior Vice President
 1250 Broadway                                                                          and Board of Trustees, Daiwa Securities
 New York, NY 10001                                                                     Trust Company from 1990 to 2000.


 AMY W. BIZAR                  Secretary                     Since 2003                 Vice President and Senior Counsel,
 Age: 59                                                                                Banking and Regulatory Affairs, GE
 The Reserve Funds                                                                      Consumer Finance - Americas, from
 1250 Broadway                                                                          1998 to 2003
 New York, NY 10001




*    Mr. Bruce R. Bent is an "interested person" of the Funds as defined in
     Section 2(a) (19) of the 1940 Act due to his positions with RMC, RMCI and RESRV.
** Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A trustee may be removed at any meeting of shareholders by a vote of a majority of the fund's shareholders. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless such retirement age is extended by a vote of the non-interested trustees. Officers hold their positions with the Trust until a successor has been duly elected and qualified.
+ Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.



SHARE OWNERSHIP. As of December 31, 2003, The Trustees were the beneficial owners of the equity securities of the Funds and of all the Funds and Trusts in the Reserve/Hallmark family of funds overseen by each Trustee (the "Supervised Funds"), as indicated below:


                                              AGGREGATE DOLLAR                AGGREGATE DOLLAR RANGE
                                               RANGE OF EQUITY                OF EQUITY SECURITIES IN
                                           SECURITIES IN EACH FUND             ALL SUPERVISED FUNDS
     INTERESTED TRUSTEE:
       Bruce R. Bent                                None                          over $100,000

     NON-INTERESTED TRUSTEES:*
       Edwin Ehlert, Jr.                            None                          $50,001-$100,000
       Patrick J. Foye                              None                            over $100,000
       Rev. Donald J. Harrington                    None                               None
       William J. Montgoris                         None                         $50,001-$100,000
       William E. Viklund                           None                         $10,001-$50,000

       -------------
* Messrs. Donnelley and Stalzer became Trustees in September 2004.


As of December 31, 2003 neither the non-interested Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv or any entity controlling, controlled by or under common control with the Adviser or the Distributor. As of November 15, 2004, the Officers and Trustees as a group owned less than 1% of any Class of shares of any Fund.

TRUSTEE COMPENSATION. Each non-interested Trustees is paid a fee of $3,500 for each joint Board meeting of the Trust and the other Trusts in the Reserve/Hallmark fund complex that they attend in person, a fee of $1,000 for each joint telephonic meeting that they participate in, an annual fee of $24,000 for service to all of the trusts in the Reserve/Hallmark fund complex and reimbursement for any out-of-pocket expenses of attending meetings. The members of the Reserve and Hallmark Audit Committees receive a combined annual fee of $2,000 for service on those committees. These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund's relative net assets. The Trustees do not receive any pension or retirement benefits.



                                                      COMPENSATION
                                 COMPENSATION           FROM ALL
                                   FROM THE         RESERVE/HALLMARK
NAME OF TRUSTEE*                     TRUST              TRUSTS**
Edwin Ehlert, Jr.                  $ 1,100             $ 40,000
Patrick J. Foye                    $ 1,100             $ 40,000
Rev. Donald J. Harrington          $ 1,100             $ 40,000
William J. Montgoris               $ 1,100             $ 40,000
William E. Viklund                 $ 1,100             $ 40,000


----------

         * Messrs. Donnelley and Stalzer became Trustees in September 2004.

         ** Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 33 funds.



Under the Declaration of Trust, the Trustees and Officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or Officer of the Trust. Neither the interested Trustee nor the Officers of the Funds receive any compensation from the Trust or the Funds.

CODE OF ETHICS. The Trust, the Adviser and Resrv have adopted a Code of Ethics (the "Code"), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

PROXY VOTING. The Trustees have delegated proxy voting authority, in regard to the Funds' portfolio securities, to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that such proxies are voted in the best interest of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI's proxy voting policies and procedures, are available upon request. Please contact The Reserve Fund, 1250 Broadway, New York, NY 10001-3701, attn: Client Services or call 888-823-2867 to request a copy.


                       INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trusts. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are considered "controlling persons" of RMCI based on their direct and indirect securities ownership.


INVESTMENT MANAGEMENT AGREEMENT. The Trust, on behalf of each of the Funds, has entered into Investment Management Agreements with the Adviser (each a "Management Agreement") which provide for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the respective
Fund's investments in accordance with the Fund's investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of each Investment Management Agreement, RMCI is paid a comprehensive management fee (the "Management Fee"), which includes the advisory fee, an administration fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services
(such as responding to inquiries and providing information on investments), record keeping expenses, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments pursuant to the Trust's distribution plan and the fees and expenses of the non-interested Trustees, for which each Fund pays its direct or allocated share. The Management Fee for the Municipal Funds also excludes state (blue-sky) and Federal registration fees. The Management Fee is paid at the rate of 0.80% on the average daily net assets of the respective Fund.





From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate. RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:




CONNECTICUT FUND

          YEAR ENDED MAY 31,       MANAGEMENT FEE       FEE WAIVER
          ------------------       --------------       ----------
              2002                  $    323,229              None
              2003                  $    299,192        $    7,440
              2004                  $    223,444        $   39,150

MASSACHUSETTS FUND

          YEAR ENDED MAY 31,       MANAGEMENT FEE       FEE WAIVER
          ------------------       --------------       ----------
              2002                  $    151,637              None
              2003                  $    183,410        $    3,525
              2004                  $    153,263        $   23,631




OHIO FUND

          YEAR ENDED MAY 31,       MANAGEMENT FEE       FEE WAIVER
          ------------------       --------------       ----------
              2002                  $     61,805              None
              2003                  $     76,834        $    1,034
              2004                  $     96,633        $   11,192

VIRGINIA FUND

          YEAR ENDED MAY 31,       MANAGEMENT FEE       FEE WAIVER
          ------------------       --------------       ----------
              2002                  $     79,386              None
              2003                  $    105,799        $    5,632
              2004                  $     95,346        $   12,154





APPROVAL OF THE MANAGEMENT AGREEMENT. The Management Agreement for each of the Funds was approved by the respective Fund's shareholders in 1999. Each Management Agreement is renewed annually if approved by the Trustees and by the separate vote of a majority of the non-interested Trustees. Each Management Agreement may be terminated without penalty, upon sixty (60) days' written notice, by the Adviser or by a vote of the Trustees or of a majority of the outstanding voting shares of the respective Fund.

In considering the continuation of each Fund's Management Agreement, the Trustees, including the non-interested Trustees, compared the fees charged by the Adviser to those of similar funds and clients for comparable services and the total expenses of each Fund in comparison to other comparable funds. The Trustees also considered each Fund's performance relative to its peer group and analyzed the expenses incurred by RMCI and its affiliates with respect to each Fund. The Trustees discussed RMCI's profitability with respect to each Fund and any additional benefits received by RMCI or its affiliates in connection with providing services to the Fund.

After requesting and reviewing such information as they deemed necessary, the Trustees, including a majority of the non-interested Trustees, concluded that the Management Fee was reasonable in light of the extent and quality of the advisory services provided and that the continuation of each Management Agreement was in the best interests of each respective Fund and its shareholders. No single factor was identified by the Trustees as the principal factor in determining to renew the Fund's Management Agreements with RMCI. The non-interested Trustees were advised by legal counsel to the Funds.


                            DISTRIBUTION ARRANGEMENTS

DISTRIBUTION PLANS. The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act (each a

"Distribution Plan") with respect to the Funds. Under its respective Distribution Plan, each Fund pays distribution (12b-1) fees on its average daily net assets at the rate of 0.20%, regardless of the amount of distribution expenses incurred.

DISTRIBUTION AGREEMENT. The Trust, on behalf of the Funds, has entered into a distribution agreement with Resrv, an affiliate of RMCI (the "Distribution Agreement") for the distribution of each Fund's shares. The Trust has authorized the Distributor, in connection with the sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by Prospectus. Resrv, located at 1250 Broadway, New York, NY 10001, acts as the "principal underwriter" for the Funds and as such arranges for the continuous offering of shares of each Fund. The Distributor has the right to enter into selected dealer agreements with brokers, financial institutions and other financial intermediaries ("Intermediaries") of its choice for the sale of Fund shares. Resrv's principal business is the distribution of mutual fund shares. During the fiscal year ended May 31, 2004, no payments made under the Distribution Agreements were retained by Resrv.

Resrv pays Intermediaries for services to the Funds' shareholder accounts at an annual rate of up to 0.20% of the average daily net assets of the accounts serviced by such Intermediary. Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary's clients accounts. Substantially all such payments are paid to Intermediaries for distribution and administrative services. A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly. The Trust's Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees' annual consideration of the renewal of the Distribution Plans and related agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan for the fiscal years indicated:




   YEAR ENDED MAY 31,   CONNECTICUT   MASSACHUSETTS     OHIO     VIRGINIA
   2004                  $ 55,861        $ 38,316     $ 24,158   $ 23,836
   2003                  $ 74,798        $ 45,853     $ 19,207   $ 26,450
   2002                  $ 80,807        $ 37,909     $ 15,272   $ 19,847



Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services in regard to the respective Funds. As of May 31, 2004, for the period since the inception of each Distribution Plan, the distribution revenues have equaled the distribution expenses for each of the Funds.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources.

APPROVAL OF DISTRIBUTION ARRANGEMENTS. The Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by the vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan or Distribution Agreement, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to a Distribution Plan or Distribution Agreement must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. A Distribution Plan or Distribution Agreement may not be amended to increase materially the amount to be spent for distribution without shareholder approval. A Distribution Plan or Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. Each Distribution Agreement will terminate automatically in the event of its assignment.


                            OTHER SERVICE PROVIDERS


TRANSFER AGENT. The Trust acts as its own transfer and dividend-paying agent.

CUSTODIAN. JP Morgan Chase Bank, 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the "Custodian") pursuant to a Custodian Agreement with the Trust on behalf of each Fund. The Bank of New York, 1 Wall Street, New York, NY 10286 and State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 provide custody services to the Funds in connection with certain repurchase agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Audit Committee has selected PricewaterhouseCoopers LLP ("PwC"), 300 Madison Avenue, New York, NY 10017 as the Trust's independent registered public accounting firm. The Funds' financial statements for the fiscal year ended May 31, 2004, have been audited by PwC and are incorporated herein by reference in reliance upon the report of such firm.


                           HOW TO BUY AND SELL SHARES

CALCULATION OF NET ASSET VALUE


Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off time is 11:00 AM Eastern Time for all of the Funds. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. The NAV for each Fund is computed by dividing the value of the net assets of the Fund by the number of outstanding shares. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.


The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, between the net asset value calculated using market quotations and that calculated on the Funds' amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

PURCHASE OF SHARES


Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution. Purchase requests must be received by a Fund, or by an authorized financial intermediary who has a sales agreement with Resrv, by its cut-off time, on days that the Fund is open, in order to be effective at the NAV calculated on such day. The Funds reserve the right to reject any purchase order.


The minimum initial investment is $1,000 and there is minimum subsequent investment for the Funds.






The Funds may reduce or waive the initial minimum in certain circumstances and may set or change a period of time within which the minimum investment must be accumulated.


PAYMENT FOR SHARES. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, Reserve will not accept checks payable to third parties. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for direct share purchases must be made by one of the two methods noted below:

     - By check - You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve Fund or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve Fund, 1250 Broadway, 32nd Floor, New York, NY 10001.

     - By Federal wire - Call The Reserve Fund at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer. Wire transfers will not be accepted for purchases at the day's NAV if your purchase order is not received before the respective Fund's cut-off time for purchases.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.


No purchase of shares may be modified or cancelled after the cut-off time. If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the investor who gave notice of the intended wire or submitted the uncollectible check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.


INVESTMENTS THROUGH INTERMEDIARIES. Investments may also be made through Intermediaries that may be subject to different policies and fees than those described here. Such investments may involve the Intermediary's own redemption minimums, services fees, and other redemption requirements. Intermediaries may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some Intermediaries may establish higher minimum investment requirements than those set forth above. Some Intermediaries may charge additional fees for their services, which would reduce their clients' yield or return. In addition, certain privileges with respect to the purchase and redemption of shares, such as check writing privileges or the reinvestment of dividends, may not be available through such Intermediaries or may only be available subject to certain conditions or limitations. Intermediaries may also hold shares in nominee or "street name" on behalf of their clients. In such instances, the Trust will have no information about each individual account. Most Intermediaries receive payments under a Fund's Distribution (12b-1) Plan for recordkeeping and other services and assistance in distributing of the Fund. Intermediaries are responsible for the prompt transmission of purchase and redemption orders. Some Intermediaries may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. You should consult a representative of the financial intermediary for more information. Each Fund's Prospectus and SAI should be read in connection with materials from such Intermediary regarding its fees and services.

PURCHASING SHARES WITH SECURITIES. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.


SHARE CERTIFICATES. Share certificates are not issued by the Funds.

JOINT OWNERSHIP. When an account is registered in the name of two people for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

ANTI-MONEY LAUNDERING REQUIREMENTS. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

REDEMPTION OF SHARES


You may redeem your shares on each day that a Fund's NAV is calculated. Redemption requests must be received by the Fund by the cutoff time on such day in order to be effective at that day's NAV. Generally, the NAV is not calculated and redemption orders are not accepted on days that the NYSE is closed, except for Good Friday. In addition, the NAV is not calculated and redemption orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary who has a sales agreement with Resrv. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid to you by check or by wire transfer. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The Funds may suspend the redemption of shares for over seven days only if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on redemption checks for less than $100 and a fee of $10 may be charged on wire redemptions for less than $10,000 for shares of all other classes.





MINIMUM BALANCE REQUIREMENT. Because of the expenses of maintaining shareholder accounts, if your account has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some Intermediaries may establish different minimum balances and fee amounts.


REDEMPTIONS IN KIND. Redemption payments will normally be made by check or wire transfer, but the Funds are authorized to make payment for redemptions partly or wholly by delivery of investment securities valued at the same aggregate net asset value as the shares being redeemed ("redemptions in kind"). The Funds have elected to limit the right to make redemptions in kind to the extent that a shareholder's redemptions in any 90-day period exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the Investment Company Act unless withdrawal is permitted by order of the SEC. The Funds intend to redeem in kind only when necessary. In disposing of securities received in such a redemption, a shareholder might incur transaction costs and, on the date of disposition, might receive an amount less than the NAV of the Funds on the redemption date. The Funds have not utilized this option since inception.


WRITTEN REQUESTS. Redemption instructions and options should be specified when your account is opened. Certain subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or in the authorized signatories may require additional documentation. You may redeem shares by a letter of instruction which includes: the name(s) and signature(s) of all accountholders, with the signature(s) guaranteed (if necessary) as described below, your account number, the Fund name, the dollar amount of shares you want to redeem, and how and where to send the proceeds.


SIGNATURE GUARANTEES. To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     - the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

     -    the account address has been changed within the past 30 days; or

     - the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 800-637-1700.

TELEPHONE REQUESTS. You also may redeem shares by calling the Funds at 800-637-1700. Unless you have not signed up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a guaranteed signature. To change the designated brokerage or bank account, it is necessary to contact the Intermediary through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with guaranteed signature(s). Each Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed for more than seven (7) days, only (a) when the NYSE is closed, or (b) when the SEC has determined that trading on the NYSE is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

  IF SHARES OF A FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND WILL DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH
              SHARES, WHICH MAY TAKE UP TO TEN (10) BUSINESS DAYS.

Shareholder checks written against funds that are not yet considered collected may be returned and a fee (currently $15) charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

                              SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE. Shareholder may exchange Fund shares for Class R shares or the single class shares of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your account application and authorized telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.


Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

RESERVE EASY ACCESS.(SM) Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including obtaining yields, obtaining account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions.

RESERVE ONLINE ACCESS.(SM) You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.reservefunds.com. You must call Reserve at 800-637-1700 to activate On-Line Access.


REPORTS AND STATEMENTS. Shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. An account statement is sent to each shareholder at least quarterly. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Funds within 60 days. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts.





RESERVE CASH PERFORMANCE ACCOUNTS. The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA "Plus"") provide a comprehensive package of additional services to investors. You will need to complete the application or a signature card (for existing accounts) and certain other documentation, in order to use these services. These packages provide a checking arrangement whereby you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Intermediaries.

A VISA Debit Card is also available with a CPA or CPA Plus account. The VISA Debit Card functions exactly as a conventional VISA credit card does, except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating monthly billing and finance charges. You may also use your VISA Debit Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases, which is credited to their account, or, for an additional $35, participating in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected. VISA Debit Card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time. Conditions for obtaining a VISA Debit Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Debit Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Debit Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern time.

For more information regarding features of the CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call the Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA "Plus" service fee, currently $60, which may be charged to the account at the rate of $5 monthly. CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks. These fees may be changed at any time upon 30 days' notice to participants. In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Debit Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.


RESERVE AUTOMATIC ASSET-BUILDER PLAN.(SM) You may make automatic purchases of shares of each of the Funds by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve Fund at 800-637-1700 or visit the "Form Library" in the "Literature Center" on our website, www.reservefunds.com, for an Automatic Asset-Builder Plan application.

RESERVE AUTOMATIC TRANSFER PLAN.(SM) If you have an account with a balance of at least $5,000, and you have submitted an Automatic Transfer Plan application to the Fund, you may make automatic transfers, without charge, from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate in the application (your "deposit account"). You may elect to have accumulated dividends or distributions from a Fund transferred to your deposit account on a monthly basis or to have a fixed dollar amount of Fund shares redeemed and the proceeds transferred to your deposit account on a monthly, quarterly or annual basis. These transfers must be for a minimum of $25 whether from redemptions or from reinvested dividends or distributions. You may also have amounts transferred to your deposit account from telephone redemptions of $100 and over. To be eligible for these services, your deposit account must be held at an Automated Clearing House member bank. For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the "Form Library" in the "Literature Center" on our website, www.reservefunds.com, for an Automatic Transfer Plan application. Changes to any plan elections must be in writing with signature(s) guaranteed. The Funds may impose a charge, modify or terminate any Automatic Transfer Plan at any time, after notice to the participant. The Automatic Transfer Plan may not be available to clients of some Intermediaries or may be subject to additional or other conditions or limitations.

RESERVE ECHECKING.(SM) Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill payment service, which provides the ability to pay bills and more with point-and-click-convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at 800-637-1700.

RESERVE EDELIVERY.(SM) The Funds now offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.reservefunds.com/edelivery. You must provide a verifiable e-mail address in order to enroll.

STOP PAYMENTS. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

SHAREHOLDER SERVICE POLICIES. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

TAXES. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a RIC, it would be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general as if the RIC's taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While each Fund, intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") will be taxable to a U.S. shareholder as ordinary income. Recently enacted legislation reduces the tax rate on certain dividend income and long term capital gain applicable to non-corporate shareholders for taxable years ending in or prior to 2008. Under these rules, a certain portion of ordinary income dividends constituting "qualified dividend income" when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund's distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute "qualified dividend income". Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates. Similarly, because no portion of a Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. While municipal obligations generally pay interest which is excludible from gross income for Federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid to shareholders. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Distributions in excess of a Fund's earnings and profits will first reduce the shareholder's adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).
Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, gain derived by a Fund from the disposition of any market discount bonds (I.E., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

In the event that a Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of the Fund, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder's holding period for the shares. A loss realized on a sale or exchange of a Fund's shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

The tax consequences to a foreign shareholder of an investment in a Fund will generally be different from those described herein.

Investors are advised to consult their own tax adviser(s) with respect to the particular tax consequences to them of an investment in a Fund.

                                YIELD INFORMATION

The yield on each Fund's shares may fluctuate. The yield for past periods is not an indication of future yields. The yield is affected by such factors as changes in the type and quality of portfolio securities held, portfolio maturity and operating expenses. Although yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality, current yield information may not provide a basis for comparison with investments that pay a fixed yield over a fixed period of time.

The following table shows the yield and effective yield, for each Fund for the seven-day period ended May 31, 2004:


                                                EFFECTIVE
FUND AND CLASS                     YIELD          YIELD
Connecticut Tax-Exempt Fund        0.05%          0.05%
Massachusetts Tax-Exempt Fund      0.05%          0.05%
Ohio Tax-Exempt Fund               0.05%          0.05%
Virginia Tax-Exempt Fund           0.05%          0.05%

Each Fund computes its yield and effective yield in accordance with the regulations adopted by the Commission described below:

YIELD QUOTATION. Each Fund's yield for the seven days ended on May 31, 2004, is calculated by determining the net change in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, exclusive of capital changes and income other than investment income, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by 365 and divided by seven. The resulting yield figure is carried out to at least the nearest hundredth of one percent.

EFFECTIVE YIELD QUOTATION. Each Fund's effective yield for the seven days ended on May 31, 2004, is calculated, to at least the nearest hundredth of one percent, by determining the net change in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, exclusive of capital changes and income other than investment income, and subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data various industry publications. From time to time, the Trust may refer to the growth of assets managed or administered by RMCI over certain time periods in its advertising and sales literature.
                           INFORMATION ABOUT THE TRUSTS

The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions. The Trustees do not intend to hold annual shareholder meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.


Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any un-issued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any such changes must comply with all applicable state and federal securities laws which require that each class be preferred over all other classes in respect to assets specifically allocated to such class.


Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets available for distribution to such shareholders.


Each share has one vote. Shares vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

     All consideration received by the Trust for shares of one of the Funds and all assets in which such consideration is invested will belong to that Fund (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds' obligations unless, as in this instance, the Declarations of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declarations of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declarations of Trust further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in any Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

PRINCIPAL SHAREHOLDERS. As of November 12, 2004, the following persons or entities owned of record, or were known to own beneficially, 5% or more of the outstanding shares of a Fund:

CONNECTICUT TAX-EXEMPT FUND



NAME                                                      PERCENTAGE
--------------------------------------------------------------------
Scudder Investments Service Company                       10.7%
FBO Linsco/Private Ledge Financial Ser
811 Main Street, 7th floor
Kansas City, MO 64105

AEIS Omnibus - Connecticut                                35.6%
733 Marquette Ave I9/692
Minneapolis, MN 55440

MASSACHUSETS TAX-EXEMPT FUND



NAME                                                      PERCENTAGE
--------------------------------------------------------------------
Mark Browning & A Venditti TTEE's FBO                      6.1%
Brown Investment Fund
DTD Dec 23, 1993
127 Wapoos Tr
Chatham, MA 02633

Scudder Investments Service Company                       21.1%
FBO Linsco/Private Ledger Financial Ser
811 Main Street, 7th floor
Kansas City, MO 64105

AEIS Omnibus - Massachusets                               48.3%
733 Marquette Ave I9/692
Minneapolis, MN 55440

OHIO TAX-EXEMPT FUND


NAME                                                      PERCENTAGE
--------------------------------------------------------------------
Stanley J Katz & Susan L Katz                              7.3%
5120 Garden Spring Court
Dayton, OH  45429

AEIS Omnibus - Ohio                                       20.0%
733 Marquette Ave I9/692
Minneapolis, MN 55440

Scudder Investments Service Company                       37.6%
FBO Linsco/Private Ledger Financial Ser
811 Main Street, 7th floor
Kansas City, MO 64105





VIRGINIA TAX-EXEMPT FUND

NAME                                                      PERCENTAGE
--------------------------------------------------------------------
Scudder Investments Service Company                       28.2%
FBO Linsco/Private Ledger Financial Ser
811 Main Street, 7th floor
Kansas City, MO 64105

AEIS Omnibus - Virginia                                   28.6%
733 Marquette Ave I9/692
Minneapolis, MN 55440

Ferris Baker Watts, Inc                                   11.7%
Virginia Omnibus Account
8403 Colesville Rd, # 900
Silver Spring, MD 20910

Any shareholder beneficially owning more than 25% of a Fund's outstanding shares, either directly or indirectly, may be considered a controlling person of that Fund. That shareholder's vote could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any other Fund, is liable for any material misstatement or omission about it in the Prospectus or SAI.

                              FINANCIAL STATEMENTS

The Funds' audited Financial Statements for the fiscal year ended May 31, 2004 are incorporated into this SAI by reference to the Funds' Annual Report dated May 31, 2004. The Funds' Annual Report is available at no charge by calling 800-637-1700.

                                                                     APPENDIX A

                                 CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

STANDARD & POOR'S ("S&P") Instruments with the greatest capacity for timely payment are rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an "SP-1+" designation. SP-2,the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

MOODY'S INVESTORS SERVICE, INC. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody's highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes "superior credit quality", enjoying "highly reliable liquidity support' or "demonstrated broad-based access to the market for refinancing"; MIG2/VMIG2 denotes "strong credit quality" with margins of protection that are ample although not so large as MIG1/VMIG1.

FITCH RATINGS ("Fitch") employs the ratings F1 - F3 for short-term investment grade obligations. F1 denotes the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments. A "+" may be appended to an F1 rating class to denote any exceptionally strong credit feature. F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 denotes fair credit quality. It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks. 'A' denotes a very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects. 'B' denotes a strong bank. There are no major concerns regarding the bank. Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects. 'C' denotes an adequate bank, which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

                                                                     APPENDIX B

                       RESERVE MANAGEMENT COMPANY, INC
                      PROXY VOTING POLICY AND PROCEDURES

I.      POLICY

        Reserve Management Company, Inc. (the "Adviser") acts as investment adviser for the various series of The Reserve Funds, registered investment companies, referred to collectively as the "Funds". The Adviser has full authority to vote proxies on behalf of each Fund. Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

        When voting proxies for the Funds, the Adviser's utmost concern is that all decisions be made solely in the best interest of each Fund. The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund's account.

II.     PURPOSE

        The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act").

III.    PROCEDURES

        The Portfolio Manager of each Fund (each a "Portfolio Manager") is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of each Fund's best interests. Although many proxy proposals can be voted in accordance with the Funds' established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

        A.      CONFLICTS OF INTEREST

        Where a proxy proposal raises a material conflict between the Adviser's interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

                1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

                2. OBTAIN CONSENT. To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities. The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict such that each affected Fund would be able to make an informed decision regarding the vote. If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund's account.

        Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

        B.      LIMITATIONS

        In certain circumstances, in accordance with a Fund's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

                1. FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

                2. TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

                3. LIMITED VALUE: If the Adviser determines that the value of a Fund's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the Fund's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

                4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund's account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds' custodian in place at that time.

                5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund's proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.     RECORD KEEPING

        In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

        The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.     PROXY VOTING GUIDELINES

        Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules. The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed. However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

        The following guidelines are grouped according to the types of proposals generally presented to stockholders. Part A deals with proposals that have been approved and recommended by the company's board of directors. Part B deals with proposals submitted by stockholders for inclusion in proxy statements. Part C addresses unique considerations pertaining to foreign issuers.

        A.      BOARD APPROVED PROPOSALS

        The vast majority of matters presented to stockholders relate to proposals made by the issuer itself. These proposals have been approved and recommended by the issuer's board of directors. The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests. Accordingly, the Funds' proxies will generally be voted for board-approved proposals, except as follows:

                        a. The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

                        b. The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

                The Funds will vote on a case-by-case basis on board approved proposals:

                           o   relating to executive compensation.

                           o   relating to changes in a company's
                               capitalization.

                           o   relating to acquisitions, mergers,
                               re-incorporations, reorganizations and other similar transactions.

                           o   to adopt any form of anti-takeover measures.

                           o to amend a company's charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company's name or to authorize additional shares of common stock).

                           o on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

        B.      STOCKHOLDER PROPOSALS

        The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company's proxy statement. These proposals often seek to change some aspect of the company's corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

        C.      VOTING SHARES OF FOREIGN ISSUERS

        Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing certain foreign issuers may provide substantially less protection for shareholders. As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers. Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

APPROVED AS OF DECEMBER 2, 2004

PART C

Item 23. Exhibits

       (a) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 36, dated July 31, 1999 to its registration statement on Form N-1A (the "Registration Statement") is incorporated by reference.

       (b) Bylaws and Amendments filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

       (c) Declaration of Trust and Amendments filed as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

       (d)(1) Form of Investment Management Agreement for the State Tax-Exempt Funds filed as an exhibit to Post Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999, is incorporated by reference.

       (d)(2) Investment Management Agreement for the Interstate Tax-Exempt Fund filed as an Exhibit to Post-Effective Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

       (e) Form of Distribution Agreement filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

       (f) Not applicable.

       (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as exhibit to Post-Effective Amendment No. 36 dated July 31,
       1999 to the Registration Statement, is incorporated by reference.

       (g)(2) Amendment to Global Custodian Agreement filed as an exhibit to Post-Effective Amendment No. 42 to the Registration Statement, dated July 19, 2001, is incorporated by reference.

       (h) Not applicable.

       (i) Opinion of Counsel filed as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement, dated August 11, 2003, is incorporated by reference.

       (j) Consent of Independent Registered Public Accounting Firm.

       (k) Not applicable.

       (l) Not applicable.

       (m)(1) Form of Registered Dealer Agreement filed as exhibit to Post-Effective Amendment No. 36 to the Registration Statement, dated July 31, 1999 is incorporated by reference.

       (m)(2) Plan of Distribution filed as an exhibit to Post-Effective

       Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

       (n) Registrant's Plan pursuant to Rule 18f-3 filed as an exhibit to Post-Effective Amendment No. 41 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

       (o) Reserved

       (p) Code of Ethics filed as an exhibit to Post-Effective Amendment
       No. 73 to the Registration Statement on Form N-1A of The Reserve Fund, File No. 2-36429, dated September 2, 2004, is incorporated by reference.

    ---------

Item 24. Persons Controlled by or Under Common Control with Registrant

         The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Reserve Management Company, Inc. ("RMCI") acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal
Money-Market Trust and Reserve Short Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2002 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman/CEO and Trustee, Mr. Bruce Bent II is President and Assistant Treasurer, Mr. Arthur Bent III is Chief Operating Officer/Treasurer,
Senior Vice President and Assistant Secretary and Mr. Daniel Barry is Controller of each of the Trusts for which RMCI acts as investment adviser. The address of each of the registered investment management companies listed above, RMCI, Reserve Management Corporation and Resrve Partners, Inc. is 1250 Broadway, 32nd Floor, New York, New York 10001.


Name                   Position with the Adviser  Other Businesses
----------------------------------------------------------------------------------------------
Bruce R. Bent          Chairman and CEO           Chairman and CEO and Director of Reserve
                                                  Management Corporation and Chairman
                                                  and Director and of Resrv Partners, Inc.

Bruce R. Bent II       President and              Senior Vice President, Secretary and
                       Secretary                  Director of Reserve Management
                                                  Corporation and Secretary and
                                                  Director of Resrv Partners, Inc.

Arthur T. Bent III     Senior Vice President and  President, Treasurer and Treasurer
                       COO/Treasurer              Director of Reserve Management
                                                  Corporation and Treasurer and Director
                                                  of Resrv Partners, Inc.

Daniel F. Barry        Controller                 Controller of Reserve Management
                                                  Corporation and Resrv Partners, Inc.


Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.


                        Position(s) and Office(s)        Position(s) and Office(s)
   Name                 with Resrv Partners, Inc.           with the Registrant
-------------------     -------------------------        --------------------------
Bruce R. Bent           Chairman and Director              Chairman and CEO
Mary Belmonte           President                          None
Bruce R. Bent II        Secretary, Assistant Treasurer     President and Assistant Treasurer
                        and Director
Arthur T. Bent III      Treasurer, Assistant Secretary     Senior Vice President, Treasurer, Chief
                        and Director                       Operating Officer and Assistant Secretary
Daniel F. Barry         Controller                         None
Amy W. Bizar            Counsel                            Secretary

(c)  Not applicable.

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

     See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 46 its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 9th day of December, 2004.

                            RESERVE TAX-EXEMPT TRUST

                                                By:  /s/ Bruce R. Bent II
                                                     ---------------------------
                                                     Bruce R. Bent II, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                                                 DATE
Bruce R. Bent*                   Chairman/CEO and Trustee (principal
-------------------------------- executive operating and financial officer)
Bruce R. Bent


/s/ Bruce R. Bent II                                                                  December 9, 2004
-------------------------------- President and Assistant Treasurer
Bruce R. Bent II


Arthur T. Bent III*               Senior Vice President,Treasurer,
--------------------------------  Chief Operating Officer and Assistant
Arthur T. Bent III                Secretary


Joseph D. Donnelley*              Trustee
-------------------------------
Joseph D. Donnelley

Edwin Ehlert, Jr.*                Trustee
-------------------------------
Edwin Ehlert, Jr.


Patrick Foye*                     Trustee
-------------------------------
Patrick Foye


Donald J. Harrington*             Trustee
-------------------------------
Donald J. Harrington


William Montgoris*                Trustee
-------------------------------
William Montgoris


Frank J. Stalzer*                 Trustee
-------------------------------
Frank J. Stalzer


William E. Viklund*               Trustee
-------------------------------
William E. Viklund

* Signed pursuant to a power of attorney

  By:  /s/ Bruce R. Bent II                                                           December 9, 2004
       --------------------------------
       Bruce R. Bent II

                                 EXHIBIT INDEX

EXHIBIT
NUMBERS     DESCRIPTION
-------     -------------------------------------------------
 (j)        Consent of Independent Registered Public Accounting Firm.